UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2017

Date of reporting period:  March 31, 2017

Item 1. Reports to Stockholders.

Semi-Annual	SHENKMAN FLOATING RATE
Report	HIGH INCOME FUND

March 31, 2017	SHENKMAN SHORT DURATION
HIGH INCOME FUND

Each a series of Advisors Series Trust (the “Trust”)

	SHENKMAN		Institutional
	FLOATING RATE	Class F	Class
	HIGH INCOME FUND	(SFHFX)	(SFHIX)

	SHENKMAN				Institutional
	SHORT DURATION	Class A	Class C	Class F	Class
	HIGH INCOME FUND	(SCFAX)	(SCFCX)	(SCFFX)	(SCFIX)

c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
1-855-SHENKMAN (1-855-743-6562)

SHENKMAN FLOATING RATE HIGH INCOME FUND

SHAREHOLDER LETTER
March 31, 2017

Dear Shareholder,

The past six-month fiscal period has been a relatively strong period for the loan market continuing on the market rally that began back in March 2016. In fact, the S&P/LSTA Leveraged Loan Index (the “Index”) has posted a positive return for all 13 months from March 2016 to March 2017. For the six-month period ended March 31, 2017, the Index returned 3.44%, and the S&P/LSTA B- and Above Leveraged Loan Index (the “B- and Above Index”) returned 2.64%. The rally did seem to cool somewhat in March 2017 as the market reacted to heavy new issuance volume, questions regarding fiscal policy, and broader macro-economic data.

Fund Performance

The Shenkman Floating Rate High Income Fund (the “Fund”) seeks to generate high current income through active selection of investments in the leveraged loan universe. The Fund’s Institutional Class shares (SFHIX) had a net return of 3.02% for the six-month period ended March 31, 2017, outperforming the B- and Above Index by 38 basis points and underperforming the Index by 42 basis points. The Fund’s Class F shares (SFHFX) had a return of -0.05% since inception on March 1, 2017.

From a sector standpoint, the Fund’s underweight in Retail, which underperformed the overall market, helped the Fund to outperform the B- and Above Index during the six-month period. Also, the Fund had much better selection in Oil & Gas versus the B- and Above Index, further contributing to the Fund’s outperformance. Conversely, Healthcare and Electronics detracted from the Fund’s returns. Comparing the Fund to the Index, the Fund’s underweight exposure to the Retail sector and to Brokers, Dealers & Investment Houses contributed positively to performance during the six-month period ended March 31, 2017. Both the Oil & Gas sector as well as the Healthcare sector detracted from performance during the same time period. The Fund’s three largest industry sectors included Business Equipment & Services, Electronics, and Healthcare totaling just over 23% of the portfolio. As of March 31, 2017, the Fund’s average price was $99.70, approximately one percentage point higher than six months earlier, and the Fund had a yield of 4.65%. The Fund remains well-diversified, with investments in 289 issuers across 35 industries. For liquidity purposes, the Fund targets an allocation of approximately 15% of assets in cash and shorter duration bonds. As of March 31, 2017, 86% of the Fund’s assets were invested in bank loans, 13% in high yield bonds, and 1% in cash.  The Fund’s high yield bonds outperformed the B- and Above Index for the six-month period by approximately 30 basis points, while having a duration-to-worst of 1.0 years.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2017

Market Commentary

Performance over the six-month fiscal period ended March 31, 2017, consistent with the overall market during this time frame, was in line with a traditional risk rally. CCC-rated loans were by far the best performing rating category within the Index with a six-month return of 14.28%. BBs and Bs still fared well, up 2.02% and 3.35%, respectively, for the six-month period. The commodity rally trend continued, as the best performing sector within the Index for the six-month period was Oil & Gas, with a return of +19.56%, followed by Metals/Mining at 15.49%. Further indication of a bull market is that all but one industry posted positive returns during the last six months. The pressures facing brick-and-mortar retailers led Retailers (Not Food and Drug) to decline nearly three percentage points, posting a return of -2.82% for the six-month period.

Leveraged loans were trading at an average price of $98.22 at the end of March 2017, up marginally from $95.12 at the end of September 2016. Roughly half of the increase in average price was due to the removal of old defaulted Energy Future Holdings Corp loans (formerly known as TXU Corp) from the Index in October. Default activity remained subdued, as only $5.8 billion (bn) of loans across eight issuers defaulted during the six months from October 2016 to March 2017. As larger Energy defaults from the first quarter of 2016 rolled off, the J.P. Morgan trailing twelve-month par-weighted loan default rate (excluding distressed exchanges) declined dramatically – from 2.24% as of September 30, 2016 to just 1.27% as of March 31, 2017.

With the strong performance, the primary market unsurprisingly remained robust. A total of $271.5bn of new institutional loans came to market during the six months ended March 31, 2017. The first quarter of 2017 saw the highest quarterly volume ever, at $171.5bn. In fact, the six-month period included both the highest and the second highest monthly volumes on record: January’s $79.2bn and September’s $58.2bn. However, net growth of the loan market remains subdued, as there was $209.8bn of repayments during the period. Despite the record issuance, the total outstanding par amount of the Index only grew $7.6bn during the six-month period from $881.7 at the end of September 2016 to $889.3bn at the end of March 2017.

In terms of demand, loan mutual funds continued to see inflows with approximately $30bn coming in during the six months ended March 31, 2017. Every month in the period posted robust inflows. Similar to new loan issuance, new collateralized loan obligation (“CLO”) formations were also strong, with $42bn coming to market during the six-month period. In comparison, CLO volume totaled $71bn in all of 2016. CLOs remain the largest buyers of new issue loans. Over 60% of all new issue institutional loans are sold to a CLO1.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2017

Outlook

Strong technicals continue to drive the market as demand increased from retail and institutional investors. Questions remain on the pace and quantity of the U.S. Federal Reserve Board rate hikes, but relatively strong economic data, increasing LIBOR, and the relative scarcity of investment alternatives will likely continue to drive demand. In addition, the loan market may also see interest from high yield investors as the yield difference between loans and bonds has fallen to a multi-year low.

These positive technicals and strong demand have been positive for the market, but have also allowed weaker credits to access the capital markets. Repayments and repricings also continue to affect all loan portfolios. Therefore, we remain focused on credit selection, as we believe choosing the right credits will be paramount to performance for the foreseeable future even in low default environments.

Thank you again for your continued support and trust in our strategy.  We look forward to growing with you.

Notes:

1.	Data sourced from S&P LCD

Past performance does not guarantee future results.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. There can be no assurance that the Fund will achieve its stated objective. In addition to the normal risks associated with investing, bonds and bank loans, and the funds that invest in them are subject to interest rate risk and can be expected to decline in value as interest rates rise. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.

The Fund invests in foreign securities which involve political, economic and currency risks, greater volatility and differences in accounting methods. Derivatives may involve certain costs and risks such as liquidity, interest rate, market, credit, management, and the risk that a position could not be closed when most advantageous. Leverage may cause the effect of an increase or decrease in the value of the portfolio securities to be magnified and the fund to be more volatile than if leverage was not used.

Investments in CLOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest payments and that the quality of the collateral may decline in value or default.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2017

Diversification does not assure a profit, nor does it protect against a loss in a declining market.

The S&P/LSTA Leveraged Loan Index is a daily total return index that tracks the current outstanding balance and spread over LIBOR for fully funded term loans. The facilities included in the S&P/LSTA Leveraged Loan Index represent a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers.

The S&P/LSTA B- & Above Leveraged Loan Index consists of all securities in the S&P/LSTA Leveraged Loan Index that have a B- and above S&P rating.

You cannot invest directly in an index.

Basis points (bps) are equivalent to one-one hundredths of a percentage point.

Duration is a measure of the sensitivity of the price (the value of principal) of a fixed-income investment to a change in interest rates. Duration is expressed as a number of years.

Duration-to-worst is the duration of a bond computed using either the final maturity date, or a call date within the bond’s call schedule, whichever would result in the lowest yield to the investor.

Yield is defined as the income return on an investment. This refers to the interest or dividends received from a security and is usually expressed annually as a percentage based on the investment’s cost, its current market value or its face value.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.  Please refer to the Schedule of Investments for a complete list of fund holdings.

Par amount refers to the amount at which a security is issued or can be redeemed.

Must be preceded or accompanied by a prospectus.

The credit rating is a financial indicator to potential investors of debt securities such as bonds. These are assigned by credit rating agencies such as Moody’s and Standard & Poor’s to have letter designations (such as AAA, B, CC) which represent the quality of a bond. Moody’s assigns bond credit ratings of Aaa, Aa, A, Baa, Ba, B, Caa, Ca, C, with WR and NR as withdrawn and not rated.  Standard & Poor’s assigns bond credit ratings of AAA, AA, A, BBB, BB, B, CCC, CC, C, D.

These materials contain information obtained from third parties, including ratings from credit ratings agencies such as Standard & Poor’s.  Reproduction and distribution of third party content in any form is

SHENKMAN FLOATING RATE HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2017

prohibited except with the prior written permission of the related third party.  Third-party information contained in this presentation was obtained from sources that Shenkman Capital Management, Inc. (“Shenkman Capital”) considers to be reliable; however, no representation is made as to, and no responsibility, warranty or liability is accepted for, the accuracy, completeness, timeliness or availability of such information, including ratings.  Neither Shenkman Capital nor any third party content provider is responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such content.  NEITHER SHENKMAN CAPITAL NOR ANY THIRD PARTY CONTENT PROVIDERS GIVE ANY EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE.  NEITHER SHENKMAN CAPITAL NOR ANY THIRD PARTY CONTENT PROVIDERS SHALL BE LIABLE FOR ANY DIRECT, INDIRECT, INCIDENTAL, EXEMPLARY, COMPENSATORY, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES, COSTS, EXPENSES, LEGAL FEES, OR LOSSES (INCLUDING LOST INCOME OR PROFITS AND OPPORTUNITY COSTS OR LOSSES CAUSED BY NEGLIGENCE) IN CONNECTION WITH ANY USE OF SUCH THIRD PARTY CONTENT, INCLUDING RATINGS.  Credit ratings are statements of opinions and are not statements of fact or recommendations to purchase, hold or sell securities.  They do not address the suitability of securities or the suitability of securities for investment purposes, and should not be relied on as investment advice.

The Shenkman Floating Rate High Income Fund is distributed by Quasar Distributors, LLC.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SHAREHOLDER LETTER
March 31, 2017

Dear Shareholder,

During the six-month fiscal period, the Shenkman Short Duration High Income Fund (the “Fund”) continued to seek a high level of current income by focusing on investments within the non-investment grade universe believed to be high quality yet short duration. The Fund’s Institutional Class (SCFIX) returned 1.61% for the six-month period from September 30, 2016 through March 31, 2017 and ended this period with a duration-to-worst of 1.17 years and average final maturity of 3.43 years. The Fund’s Class A shares returned 1.44% (without sales load) and -1.61% (with maximum sales load imposed on purchases of 3.00%), and the Class F shares returned 1.66%. Additionally, the Class C shares returned 1.18% (without sales load) and 0.18% (with maximum deferred sales load of 1.00%). The Fund’s benchmark, the BofA Merrill Lynch 0-2 Year Duration BB-B U.S. HY Constrained Index (H42C), returned 2.01% for the same six-month period, while the BofA Merrill Lynch 0-3 Year U.S. Treasury Index (G1QA) returned -0.05%.

The Fund’s sector positioning is largely a function of its focus on bottom-up, individual security selection and fundamental analysis, as opposed to top-down, sector driven allocations.  Healthcare remained the Fund’s largest exposure, while Telecommunications overtook Support-Services as the second largest.  Those sectors were also the two largest contributors to returns for the period.  Conversely, Food & Drug Retail was the largest detractor to performance and the only sector posting a negative return for the period.  The Fund’s exposure to bank loans was a positive contributor to performance as bank loan returns outpaced short duration for the period, although the portfolio’s bank loan weighting decreased from 16.1% to 8.1% due to the Fund’s growth and allocations of inflows tending to favor bonds over loans.  As of March 31, 2017, the Fund’s average price was $104 with a current yield of 5.53%, yield-to-maturity of 4.21% and a yield-to-worst of 3.21%.  Diversification remains a key factor in helping to mitigate risk, and accordingly the portfolio included investments in 180 issuers across 36 industries as of March 31, 2017.

Market Commentary

High yield advanced sharply early in the fourth quarter of 2016 as the global search for yield persisted, risk-on behavior continued, and underlying U.S. economic data remained largely positive.  In the weeks leading up to Election Day, however, the market retreated as nervousness increased over the prospect of a Donald Trump presidency, the escalating Hillary Clinton e-mail scandal, and crude oil sliding back to the mid-$40’s level.  High yield resumed its ascent following Trump’s election as the anticipation of a more business and regulatory-friendly environment and additional infrastructure spending drove equities and lower-rated debt securities higher, crude oil stabilized following OPEC’s announcement that it would curtail crude

SHENKMAN SHORT DURATION HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2017

production, and the Dow Jones Industrial Average approached the milestone 20,000 barrier.  The BofA Merrill Lynch U.S. High Yield Index (H0A0) gained 1.88% in the fourth quarter and capped off its highest annual return since 2009.  As had been the case for most of 2016, risk-on sentiment persisted in the final quarter of the year as triple-C rated credits surged 5.94%, meaningfully outpacing single-B and double-B gains.  The higher-quality, short duration segment of high yield posted much more modest gains for the quarter, outpacing shorter-dated U.S. Treasuries while trailing broader high yield given its shorter tenor and higher ratings mix.  The BofA Merrill Lynch 0-2 Year Duration BB-B U.S. HY Constrained Index (H42C) returned 0.93%, while the BofA Merrill Lynch 0-3 Year U.S. Treasury Index (G1QA) declined 0.26%.  With access to both debt and equity capital markets readily available, the JP Morgan U.S. High Yield trailing twelve month par-weighted default rate (excluding distressed exchanges) declined to 3.57% as of December 31, 2016, as just nine companies missed interest payments in the fourth quarter.  Interestingly, the percentage of the high yield market trading at a distressed spread of greater than 1,000bps narrowed to just 6.48% as of December 31, 2016, down significantly from its peak of 31.07% in mid-February of 2016.  New issuance was relatively consistent for most of the quarter, but the primary market ground to a halt in the final two weeks, as is typical heading into the holiday season.  $51.9 billion was priced during the quarter, significantly lower than the $78 billion average quarterly issuance in the first three quarters of 2016.  Of the issuers that successfully completed transactions, 91.9% of the volume was single-B or double-B rated, refinancing represented 64.8% of issuance, and Energy companies were the most active industry, accounting for 33.5% of total issuance.  Although there were modest mutual fund outflows of $2 billion for the quarter, strong equity markets and increased optimism as the period progressed led investors to deploy capital to high yield mutual funds, with the $3.75 billion that came in during the week of December 14th representing the fourth largest weekly inflow in high yield market history.

High yield opened 2017 with continued post-election jubilation as solid economic reports, robust consumer and business optimism, improving earnings results, and record equity prices propelled returns for the asset class.  Although high yield weakened briefly in early March amid substantial new issue supply, tumbling oil prices, and fears that the U.S. Federal Reserve Board (the “Federal Reserve”) could be more aggressive in its rate tightening approach, the market proved very resilient towards the end of March, leaving the H0A0 with a +2.71% return for the quarter, its fifth consecutive quarterly gain.  Triple-C rated credits outperformed the broad market for the fifth straight quarter garnering a return of 5.17%, approximately two-times the advances of single-B and double-B rated bonds.  Similar to the prior quarter, the higher-quality, short duration segment of high yield posted more modest gains for the quarter, again outpacing

SHENKMAN SHORT DURATION HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2017

shorter-dated U.S. Treasuries while trailing broader high yield given its shorter tenor and higher ratings mix.  The H42C returned 1.07%, while the G1QA increased 0.22%.  The U.S. high yield default rate continued its downward trajectory as the onslaught of commodity-focused bankruptcies that occurred in the first quarter of 2016 was removed from the trailing-twelve-month calculation.  At the same time, an improving economy and access to capital markets have reduced current bankruptcies as corporate issuers have the ability to refinance.  As of March 31, 2017, the JP Morgan U.S. high yield trailing twelve month par-weighted default rate (excluding distressed exchanges) stands at just 1.90%, its lowest level since January 2016 and significantly below the 3.57% pace where it began 2017.  With improving economic growth expectations and concerns that the Federal Reserve could become more hawkish, new issuance remained vigorous, as companies continued to tap the high yield market to lock in long-term financing ahead of future rate hikes.  New issuance surged to $98.7 billion, up 93% versus last year’s first quarter, with 173 issues coming to market and 67.2% of the proceeds being used for refinancing purposes.

Outlook

Although the fact that the White House has yet to make good on its promise to “repeal and replace” the Affordable Care Act could make the already daunting challenge of tax reform even more difficult, the American economy could pick up some speed later in the year, especially if the White House and Congress can agree on a package of promised tax cuts and new infrastructure spending.  Additionally, surging consumer confidence, improving business sentiment, and intensifying animal spirits could push growth above its anemic 2% trajectory over the past few years.  Although we believe the Federal Reserve may raise rates an additional two times in 2017, their gradualist pace and transparency about the rate of monetary normalization should make the transition orderly.  With default rates trending lower, a benign maturity schedule for high yield issuers, and broad-based improving corporate profitability, the backdrop for credit could be one where spreads move sideways for the balance of the year.  This environment should also benefit the shorter duration segment of the high yield market, which we believe remains an appealing area to capture attractive risk-adjusted returns.

Thank you again for your continued support and trust in our strategy. We look forward to growing with you.

Past performance does not guarantee future results.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2017

Mutual fund investing involves risk. Principal loss is possible. There can be no assurance that the Fund will achieve its stated objective. In addition to the normal risks associated with investing, bonds and bank loans, and the funds that invest in them are subject to interest rate risk and can be expected to decline in value as interest rates rise. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The Fund invests in foreign securities which involve political, economic and currency risks, greater volatility and differences in accounting methods.

Derivatives may involve certain costs and risks such as liquidity, interest rate, market, credit, management, and the risk that a position could not be closed when most advantageous. Leverage may cause the effect of an increase or decrease in the value of the portfolio securities to be magnified and the fund to be more volatile than if leverage was not used.

Diversification does not assure a profit, nor does it protect against a loss in a declining market.

The BofA Merrill Lynch U.S. High Yield Index (H0A0) has an inception date of August 31, 1986 and tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market.

The BofAML 0-2 Year Duration BB-B U.S. HY Constrained Index (H42C) consists of all securities in the BofA Merrill Lynch BB-B U.S. High Yield Index (HUC4) that have a duration-to-worst of 2 years or less. The BofA Merrill Lynch U.S. High Yield, BB/B Rated, Constrained Index (HUC4) has an inception date of December 31, 1996, and is a subset of the BofA Merrill Lynch U.S. High Yield Index (H0A0) that consists of all securities rated BB1 through B3, based on an average of Moody’s, S&P and Fitch, but caps issuer exposure at 2%.

The BofA Merrill Lynch 0-3 Year US Treasury Index (G1QA) has an inception date of December 31, 1992 and tracks the performance of US dollar denominated sovereign debt publicly issued by the US government in its domestic market with maturities less than three years.

Source of the above-listed indices is Merrill Lynch, Pierce, Fenner & Smith Incorporated (“BofAML”), used with permission. BofAML PERMITS USE OF THE BofAML INDICES AND RELATED DATA ON AN “AS IS” BASIS, MAKES NO WARRANTIES REGARDING SAME, DOES NOT GUARANTEE THE SUITABILITY, QUALITY, ACCURACY, TIMELINESS, AND/OR COMPLETENESS OF THE BofAML INDICES OR ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM, ASSUMES NO LIABILITY IN CONNECTION WITH THE USE OF THE FOREGOING, AND DOES NOT SPONSOR, ENDORSE, OR RECOMMEND SHENKMAN CAPITAL MANAGEMENT, INC., OR ANY OF ITS PRODUCTS OR SERVICES.

You cannot invest directly in an index.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2017

Basis points (bps) are equivalent to one-one hundredths of a percentage point.

Duration is a measure of the sensitivity of the price (the value of principal) of a fixed-income investment to a change in interest rates. Duration is expressed as a number of years.

Duration-to-worst is the duration of a bond computed using either the final maturity date, or a call date within the bond’s call schedule, whichever would result in the lowest yield to the investor.

Yield is defined as the income return on an investment. This refers to the interest or dividends received from a security and is usually expressed annually as a percentage based on the investment’s cost, its current market value or its face value.

Yield-to-worst is the lowest potential yield that can be received on a bond without the issuer actually defaulting.

Yield-to-maturity is the internal rate of return (IRR, overall interest rate) earned by an investor who buys the bond today at the market price, assuming that the bond will be held until maturity, and that all coupon and principal payments will be made on schedule.

Dow Jones Industrial Average is a price-weighted average of thirty blue-chip stocks that are generally the leaders in their respective industries.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please refer to the Schedule of Investments for a complete list of fund holdings.

Must be preceded or accompanied by a prospectus.

The credit rating is a financial indicator to potential investors of debt securities such as bonds. These are assigned by credit rating agencies such as Moody’s and Standard & Poor’s to have letter designations (such as AAA, B, CC) which represent the quality of a bond. Moody’s assigns bond credit ratings of Aaa, Aa, A, Baa, Ba, B, Caa, Ca, C, with WR and NR as withdrawn and not rated.  Standard & Poor’s assigns bond credit ratings of AAA, AA, A, BBB, BB, B, CCC, CC, C, D.

These materials contain information obtained from third parties, including ratings from credit ratings agencies such as Standard & Poor’s.  Reproduction and distribution of third party content in any form is prohibited except with the prior written permission of the related third party.  Third-party information contained in this presentation was obtained from sources that Shenkman Capital Management, Inc. (“Shenkman Capital”) considers to be reliable; however, no representation is made as to, and no responsibility, warranty or liability is accepted for, the accuracy, completeness, timeliness or availability of such information, including ratings.  Neither Shenkman Capital nor any third party content provider is

SHENKMAN SHORT DURATION HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2017

responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such content.  NEITHER SHENKMAN CAPITAL NOR ANY THIRD PARTY CONTENT PROVIDERS GIVE ANY EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE.  NEITHER SHENKMAN CAPITAL NOR ANY THIRD PARTY CONTENT PROVIDERS SHALL BE LIABLE FOR ANY DIRECT, INDIRECT, INCIDENTAL, EXEMPLARY, COMPENSATORY, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES, COSTS, EXPENSES, LEGAL FEES, OR LOSSES (INCLUDING LOST INCOME OR PROFITS AND OPPORTUNITY COSTS OR LOSSES CAUSED BY NEGLIGENCE) IN CONNECTION WITH ANY USE OF SUCH THIRD PARTY CONTENT, INCLUDING RATINGS.  Credit ratings are statements of opinions and are not statements of fact or recommendations to purchase, hold or sell securities.  They do not address the suitability of securities or the suitability of securities for investment purposes, and should not be relied on as investment advice.

The Shenkman Short Duration High Income Fund is distributed by Quasar Distributors, LLC.

SHENKMAN FUNDS

EXPENSE EXAMPLE
March 31, 2017 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs including sales charges (loads), if applicable; redemption fees, if applicable; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from October 1, 2016 to March 31, 2017 for the Shenkman Short Duration High Income Fund.  The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from October 1, 2016 to March 31, 2017 for the Shenkman Floating Rate High Income Fund – Institutional Class and for the partial period March 1, 2017 to March 31, 2017 for the Shenkman Floating Rate High Income Fund – Class F.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

SHENKMAN FUNDS

EXPENSE EXAMPLE – Continued
March 31, 2017 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
Shenkman Floating Rate High Income Fund
Actual
Class F	$1,000.00	$ 999.50	$0.54
Institutional Class	$1,000.00	$1,030.20	$2.73

Hypothetical (5% return
before expenses)
Class F	$1,000.00	$1,003.70	$0.54
Institutional Class	$1,000.00	$1,022.24	$2.72

(1)
Shenkman Floating Rate High Income Fund – Class F expenses are equal to the Fund share’s annualized expense ratio of 0.64%, multiplied by the average account value over the period, multiplied by 31 days/365 days (to reflect the one-month period of operation). The Fund’s ending account values in the table are based on its one-month total return of (0.05)% as of March 31, 2017.  Shenkman Floating Rate High Income Fund – Institutional Class expenses are equal to the Fund share’s annualized expense ratio of 0.54%, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the six-month period of operation). The Fund’s ending account values in the table are based on its six-month total return of 3.02% as of March 31, 2017.

SHENKMAN FUNDS

EXPENSE EXAMPLE – Continued
March 31, 2017 (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(2)
Shenkman Short Duration High Income Fund
Actual
Class A	$1,000.00	$1,014.40	$4.82
Class C	$1,000.00	$1,011.80	$8.48
Class F	$1,000.00	$1,016.60	$3.72
Institutional Class	$1,000.00	$1,016.10	$3.27

Hypothetical (5% return
before expenses)
Class A	$1,000.00	$1,020.14	$4.84
Class C	$1,000.00	$1,016.50	$8.50
Class F	$1,000.00	$1,021.24	$3.73
Institutional Class	$1,000.00	$1,021.69	$3.28

(2)
Shenkman Short Duration High Income Fund Class A, Class C, Class F, and Institutional Class expenses are equal to the fund shares’ annualized expense ratio of 0.96%, 1.69%, 0.74% and 0.65%, respectively, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the six-month period of operation). The Fund’s ending account values in the table are based on its six-month total return of 1.44% for Class A, 1.18% for Class C, 1.66% for Class F, and 1.61% for the Institutional Class as of March 31, 2017.

SHENKMAN FLOATING RATE HIGH INCOME FUND

PORTFOLIO ALLOCATION
March 31, 2017 (Unaudited)

TOP TEN HOLDINGS	% Net Assets
Formula One Group 5.068%, 07/30/2021	1.02%
Amaya B.V. 4.647%, 08/02/2021	0.98%
Brickman Group Ltd., LLC 4.00%, 12/18/2020	0.96%
MPH Acquisition Holdings, LLC 4.897%, 06/07/2023	0.96%
Cablevision Systems Corp. 8.625%, 09/15/2017	0.89%
T-Mobile USA, Inc. 6.464%, 04/28/2019	0.86%
IMG Worldwide, Inc. 5.29%, 05/06/2021	0.85%
Coinmach Corp. 4.253%, 11/14/2019	0.73%
Acrisure, LLC 5.75%, 05/19/2022	0.72%
Genesys Telecommunications
Laboratories, Inc. 5.025%, 12/01/2023	0.70%

The portfolio’s holdings and allocations are subject to change, and exclude short term investments. The percentages are of total net assets as of March 31, 2017.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 88.08%

Aerospace & Defense – 1.91%
Abacus Innovations Corp.
3.274%, 06/15/2023 (b)	$748,125	$755,980
B/E Aerospace, Inc.
3.787%, 12/16/2021 (b)	1,045,000	1,046,306
CPI International, Inc.
4.25%, 11/17/2017 (b)	1,160,374	1,167,267
Sequa Corp. 5.25%, 06/19/2017 (b)	1,859,395	1,840,802
TransDigm, Inc.
3.75%, 06/04/2021 (b)	486,250	485,773
3.75%, 05/13/2022 (b)	250,014	249,524
		5,545,652

Automotive – 3.06%
American Axle & Manufacturing, Inc.
3.00%, 06/28/2024 (b)(e)	1,250,000	1,251,175
American Tire Distributors, Inc.
5.25%, 09/01/2021 (b)	689,447	691,926
Camping World
4.516%, 11/03/2023 (b)(e)	1,157,663	1,165,765
CH Hold Corp.
4.00%, 01/18/2024 (b)	477,273	481,349
3.00%, 01/18/2024 (b)	47,727	48,135
Federal-Mogul Corp.
4.75%, 04/15/2021 (b)	580,536	579,314
KAR Auction Services, Inc.
4.25%, 03/03/2023 (b)	643,500	651,679
Metaldyne, LLC
3.75%, 10/20/2021 (b)	441,247	441,759
Midas Intermediate Holdco II, LLC
3.75%, 08/18/2021 (b)	445,457	449,355
Navistar, Inc. 5.00%, 08/07/2020 (b)	940,000	951,947
Tower Automotive Holdings USA, LLC
3.625%, 03/01/2024 (b)	1,040,000	1,039,355
TRADER Corp. 5.151%, 08/09/2023 (b)	525,000	527,405
Wabash National Corp.
3.74%, 03/18/2022 (b)	588,525	592,695
		8,871,859

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2017 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 88.08% – Continued

Beverage & Food – 1.56%
Dole Food Co., Inc.
4.508%, 11/01/2018 (b)	$860,000	$861,879
4.00%, 03/22/2024 (b)(e)	800,000	805,900
Hearthside Group Holdings, LLC
4.00%, 06/21/2021 (b)	1,436,308	1,450,671
KFC Holding Co. 3.281%, 06/16/2023 (b)	781,075	786,039
US Foods, Inc. 3.77%, 06/15/2023 (b)	605,425	611,903
		4,516,392

Building Materials – 2.38%
CPG International, Inc.
4.897%, 09/30/2020 (b)	1,556,300	1,562,137
Floor and Decor Outlets of America, Inc.
5.25%, 10/31/2023 (b)	771,125	775,945
Generation Brands Holdings, Inc.
4.75%, 02/23/2024 (b)	590,000	594,425
HD Supply, Inc.
3.588%, 08/13/2021 (b)	532,327	537,152
3.63%, 10/16/2023 (b)	99,500	100,308
Headwaters, Inc. 4.00%, 03/24/2022 (b)	1,156,482	1,159,373
Henry Company, LLC
5.50%, 09/30/2023 (b)	498,750	506,855
JELD-WEN, Inc. 4.00%, 07/01/2022 (b)	535,779	540,242
Quikrete Holdings, Inc.
4.017%, 11/03/2023 (b)	1,122,188	1,134,010
		6,910,447

Chemicals – 3.37%
Allnex S.à.r.l. 5.131%, 06/02/2023 (b)	299,270	300,018
Allnex USA, Inc. 5.131%, 06/02/2023 (b)	397,230	398,224
Alpha 3 B.V. 4.147%, 01/24/2024 (b)	700,000	702,629
ColourOz MidCo S.à.r.l.
4.50%, 09/07/2021 (b)	898,742	898,742
4.50%, 09/07/2021 (b)	148,573	148,573
Ineos Stryoultion US Holdings, LLC
4.75%, 09/30/2021 (b)	773,063	775,803

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS – Continued
March 31, 2017 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 88.08% – Continued

Chemicals – 3.37% – Continued
Kronos Worldwide, Inc.
4.15%, 02/18/2020 (b)	$1,196,572	$1,199,861
MacDermid, Inc. 5.00%, 10/13/2023 (b)	711,425	714,762
Nexeo Solutions, LLC
3.75%, 06/09/2023 (b)	893,261	902,864
Orion Engineered Carbons
4.75%, 07/23/2021 (b)	677,793	682,171
Road Infrastructure Investment, LLC
4.50%, 06/09/2023 (b)	683,288	689,095
Solenis International, LP
4.304%, 07/31/2021 (b)	596,047	598,973
7.75%, 07/29/2022 (b)	750,184	744,325
Univar USA, Inc. 3.519%, 07/01/2022 (b)	1,033,098	1,036,812
		9,792,852

Consumer Products – 1.28%
Energizer Holdings, Inc.
3.25%, 05/06/2022 (b)	640,000	640,000
KIK Custom Products, Inc.
6.00%, 08/18/2022 (b)	1,279,853	1,299,583
NBTY, Inc. 4.647%, 05/05/2023 (b)	749,347	755,435
Prestige Brands, Inc.
3.531%, 01/19/2024 (b)	634,345	641,151
Spectrum Brands, Inc.
3.285%, 09/27/2022 (b)	383,051	386,132
		3,722,301

Environmental – 1.77%
Advanced Disposal Services, Inc.
3.50%, 11/10/2023 (b)	934,958	941,583
Casella Waste Systems, Inc.
4.00%, 10/31/2023 (b)	438,900	442,740
GFL Environmental, Inc.
3.897%, 09/29/2023 (b)	373,125	375,341
Waste Industries USA, Inc.
3.52%, 02/27/2020 (b)	1,542,132	1,552,542

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2017 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 88.08% – Continued

Environmental – 1.77% – Continued
Wheelabrator Technologies
5.147%, 12/17/2021 (b)	$1,201,757	$1,213,774
5.147%, 12/17/2021 (b)	54,094	54,635
8.397%, 12/19/2022 (b)	550,000	545,188
		5,125,803

Finance – Insurance – 1.61%
Acrisure, LLC 5.75%, 05/19/2022 (b)	2,065,000	2,103,718
AssuredPartners, Inc.
5.25%, 10/21/2022 (b)(e)	717,375	724,011
Hub International Ltd.
4.00%, 10/02/2020 (b)	730,685	735,503
National Financial Partners Corp.
4.647%, 12/08/2023 (b)	653,363	660,919
USI, Inc. 4.25%, 12/27/2019 (b)	452,725	453,857
		4,678,008

Finance – Services – 4.00%
AlixPartners LLP
4.00%, 07/28/2022 (b)	1,810,065	1,818,636
4.00%, 04/30/2024 (b)(e)	1,630,000	1,640,188
Aretech Group, Inc.
2.00%, 05/21/2021 (b) (h)	1,460,985	1,397,067
Avolon TLB Borrower 1 US, LLC
3.728%, 01/20/2022 (b)(e)	1,300,000	1,318,961
Duff & Phelps Corp.
4.75%, 04/23/2020 (b)	691,657	697,276
EVO Payments International, LLC
6.00%, 11/07/2023 (b)	1,150,000	1,162,460
Freedom Mortgage Corp.
6.862%, 02/14/2022 (b)	650,000	660,563
Ocwen Loan Servicing, LLC
6.00%, 12/31/2020 (b)	656,688	663,461
RCS Capital Corp.
8.00%, 07/30/2020 (b)	554,325	559,869
Virtu Financial, Inc.
4.487%, 10/21/2022 (b)	1,183,600	1,191,737

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2017 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 88.08% – Continued

Finance – Services – 4.00% – Continued
Walter Investment Management Corp.
4.75%, 12/18/2020 (b)	$581,221	$502,965
		11,613,183

Food & Drug Retailers – 1.36%
Albertson’s, LLC
3.778%, 08/25/2021 (b)	833,208	837,849
4.247%, 12/21/2022 (b)	568,443	572,706
BJ’s Wholesale Club, Inc.
4.75%, 01/26/2024 (b)	1,945,000	1,904,709
8.50%, 01/27/2025 (b)	650,000	636,025
		3,951,289

Gaming – 4.01%
Amaya B.V. 4.647%, 08/02/2021 (b)	2,841,039	2,852,886
American Casino & Entertainment
4.25%, 07/07/2022 (b)	952,701	961,037
Aristocrat International Pty Ltd.
3.143%, 10/20/2021 (b)	581,986	586,214
Eldorado Resorts, Inc.
2.25%, 03/15/2024 (b)(e)	625,000	625,000
Gateway Casinos & Entertainment Ltd.
4.80%, 02/14/2023 (b)	835,000	845,262
Graton Economic Development Authority
4.75%, 09/01/2022 (b)	423,935	428,704
Greektown Holdings, LLC
3.75%, 03/21/2024 (b)(e)	870,000	871,362
MGM Growth Properties
Operating Partnership LP
3.50%, 04/07/2023 (b)	825,829	830,991
Penn National Gaming, Inc.
3.281%, 01/12/2024 (b)	945,000	952,560
Pinnacle Entertainment, Inc.
3.77%, 04/13/2023 (b)	227,517	230,504
Scientific Games International, Inc.
4.846%, 10/01/2021 (b)	1,210,000	1,226,922

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2017 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 88.08% – Continued

Gaming – 4.01% – Continued
Station Casinos, LLC
3.77%, 06/30/2023 (b)	$1,233,269	$1,236,278
		11,647,720

General Industrial Manufacturing – 4.19%
Aclara Technologies, LLC
6.804%, 08/17/2023 (b)	572,125	583,568
Columbus McKinnon Corp.
4.00%, 02/28/2024 (b)	631,742	637,863
Cortes NP Acquisition Corp.
5.03%, 11/30/2023 (b)	1,228,966	1,243,566
Doosan Infracore International, Inc.
4.50%, 05/28/2021 (b)	421,858	427,658
Filtration Group Corp.
4.25%, 11/20/2020 (b)	1,304,693	1,316,519
Manitowoc Foodservice, Inc.
4.00%, 02/06/2023 (b)	846,154	856,380
Milacron, LLC
3.781%, 09/28/2023 (b)	1,172,063	1,180,126
MTS Systems Corp.
5.03%, 06/28/2023 (b)	910,425	922,943
North American Lifting Holdings, Inc.
5.647%, 11/27/2020 (b)	900,867	850,567
Penn Engineering & Manufacturing Corp.
4.038%, 08/30/2021 (b)	625,191	626,754
RBS Global, Inc. 3.786%, 08/21/2023 (b)	1,396,500	1,402,986
Unifrax Corp. 0.00%, 04/30/2024 (b)(e)	555,000	553,613
WTG Holdings III Corp.
4.897%, 01/15/2021 (b)	1,549,360	1,562,917
		12,165,460

Healthcare – 9.33%
Acadia Healthcare 3.750%, 02/28/2022 (b)	940,380	947,433
Air Medical Group Holdings, Inc.
4.25%, 04/28/2022 (b)	876,558	877,925
Albany Molecular Research, Inc.
6.006%, 07/16/2021 (b)	570,655	576,361

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2017 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 88.08% – Continued

Healthcare – 9.33% – Continued
Avantor Performance Materials Holdings, Inc.
5.00%, 03/07/2024 (b)(e)	$791,667	$798,265
4.00%, 03/08/2024 (b)(e)	33,333	33,611
Catalent Pharma Solutions
4.25%, 05/20/2021 (b)	788,620	798,643
Change Healthcare Holdings, LLC
3.75%, 02/29/2024 (b)	765,000	767,153
CHG Healthcare Services, Inc.
4.75%, 06/30/2023 (b)	420,750	426,588
CHS/Community Health Systems, Inc.
3.798%, 12/31/2019 (b)	216,138	215,107
4.048%, 01/27/2021 (b)	588,268	581,247
Concentra, Inc. 4.001%, 04/08/2022 (b)	287,765	289,745
Endo Financial, LLC/Endo Finco, Inc.
3.813%, 09/26/2022 (b)	722,670	722,970
Envision Healthcare Corp.
4.00%, 11/17/2023 (b)	648,375	654,859
Exam Works Group, Inc.
4.25%, 07/27/2023 (b)	757,327	763,011
Greatbatch Ltd. 4.50%, 10/26/2022 (b)	772,506	773,591
Greenway Health LLC
5.75%, 02/16/2024 (b)	650,000	655,281
Grifols Worldwide Operations USA, Inc.
2.25%, 01/23/2025 (b)	570,000	571,613
HC Group Holdings III, Inc.
6.00%, 04/07/2022 (b)	1,162,151	1,150,529
HCA, Inc.
2.982%, 03/17/2023 (b)	538,643	541,862
3.232%, 02/15/2024 (b)	200,000	201,893
inVentiv Health, Inc. 4.75%, 10/31/2023 (b)	793,013	797,307
Mallinckrodt International Finance SA
3.897%, 09/24/2024 (b)	910,000	910,569
MPH Acquisition Holdings, LLC
4.897%, 06/07/2023 (b)	2,749,993	2,788,781
NMSC Holdings, Inc.
6.147%, 03/31/2023 (b)	442,528	442,528
Patheon, Inc. 4.25%, 03/11/2021 (b)	1,975,347	1,980,908

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2017 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 88.08% – Continued

Healthcare – 9.33% – Continued
Pharmaceutical Product Development, LLC
4.328%, 08/18/2022 (b)	$1,781,048	$1,789,116
Phibro Animal Health Corp.
4.00%, 04/16/2021 (b)	437,625	438,903
Press Ganey Holdings, Inc.
4.25%, 12/31/2023 (b)	638,400	640,995
RPI Finance Trust
3.176%, 10/06/2022 (b)	656,700	659,409
3.153%, 03/13/2023 (b)	280,000	281,137
Sterigenics-Nordion Holdings, LLC
4.397%, 05/07/2022 (b)	765,288	767,680
Team Health, Inc. 3.75%, 02/28/2024 (b)	720,000	715,950
Valeant Pharmaceuticals International, Inc.
5.50%, 04/01/2022 (b)	1,852,409	1,859,708
VCVH Holding Corp.
6.15%, 06/30/2023 (b)	645,125	645,125
		27,065,803

Hotels – 0.31%
ESH Hospitality, Inc.
3.482%, 08/20/2023 (b)	890,531	896,208

Leisure & Entertainment – 1.96%
CDS U.S. Intermediate Holdings, Inc.
5.00%, 06/25/2022 (b)	985,000	994,032
Formula One Group
5.068%, 07/30/2021 (b)	2,946,427	2,949,742
Intrawest Operations Group, LLC
4.50%, 11/26/2020 (b)	530,000	533,313
Seaworld Parks & Entertainment, Inc.
3.75%, 03/03/2024 (b)(e)	421,650	422,902
UFC Holdings, LLC 4.25%, 09/29/2023 (b)	776,100	781,296
		5,681,285

Media – Broadcast – 4.37%
Beasley Mezzanine Holdings, LLC
7.00%, 10/31/2023 (b)	630,509	640,755

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2017 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 88.08% – Continued

Media – Broadcast – 4.37% – Continued
CBS Radio, Inc. 4.50%, 10/06/2023 (b)	$808,329	$815,907
Cumulus Media Holdings, Inc.
4.25%, 12/23/2020 (b)	2,169,370	1,637,104
Entercom Radio, LLC
4.518%, 10/26/2023 (b)	882,604	889,334
Gray Television, Inc.
3.334%, 02/02/2024 (b)	648,375	653,510
Hubbard Radio, LLC
4.25%, 05/20/2022 (b)	578,247	576,801
ION Media Networks, Inc.
4.50%, 11/18/2020 (b)	1,549,659	1,565,156
Mission Broadcasting, Inc.
3.767%, 09/26/2023 (b)	98,705	99,693
Neustar, Inc. 4.75%, 09/30/2024 (b)(e)	540,000	547,595
Nexstar Broadcasting, Inc.
3.767%, 09/26/2023 (b)	1,018,113	1,028,294
Quincy Newspapers, Inc.
5.506%, 09/29/2022 (b)	783,393	791,227
Townsquare Media, Inc. 4.00%,
04/01/2022 (b)	421,754	424,656
Tribune Media Co.
3.77%, 12/27/2020 (b)	95,354	96,367
3.781%, 01/26/2024 (b)	1,191,439	1,200,971
Univision Communications, Inc.
3.75%, 03/15/2024 (b)	1,730,312	1,722,196
		12,689,566

Media – Cable – 3.26%
Charter Communications Operating, LLC
2.79%, 07/01/2020 (b)	149,360	149,930
3.03%, 01/15/2024 (b)	914,323	919,786
CSC Holdings, LLC 3.876%, 09/09/2024 (b)	498,750	498,595
Hargray Communications
4.00%, 03/22/2024 (b)(e)	815,000	818,818
Lions Gate Entertainment Corp.
3.766%, 10/13/2023 (b)	996,000	1,003,470

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2017 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 88.08% – Continued

Media – Cable – 3.26% – Continued
Mediacom Illinois, LLC
3.20%, 02/19/2024 (b)	$680,000	$684,536
RCN Corp. 3.781%, 12/11/2023 (b)	1,150,000	1,157,349
UPC Financing Partnership
3.662%, 04/15/2025 (b)	600,000	602,562
Virgin Media Bristol, LLC
3.517%, 01/31/2025 (b)	1,175,000	1,179,500
WideOpenWest Finance, LLC /
WideOpenWest Capital Corp.
4.554%, 08/05/2023 (b)	1,726,325	1,737,590
Ziggo B.V. 3.267%, 04/15/2025 (b)	720,000	720,335
		9,472,471

Media Diversified & Services – 3.17%
Ancestry.com Operations, Inc.
4.25%, 02/06/2024 (b)	1,989,900	2,007,321
Catalina Marketing Corp.
4.50%, 04/09/2021 (b)	1,015,648	919,161
Creative Artists Agency, LLC
4.505%, 02/09/2024 (b)	498,750	506,545
EMI Music Publishing Group
3.385%, 08/19/2022 (b)	566,030	569,103
IMG Worldwide, Inc.
5.29%, 05/06/2021 (b)	2,443,621	2,458,895
Learfield Communications, Inc.
4.25%, 12/31/2023 (b)	598,500	605,607
Match Group, Inc.
7.00%, 11/30/2022 (b)	425,000	431,111
Nielsen Finance, LLC
3.031%, 10/04/2023 (b)	588,525	592,992
Warner Music Group
3.75%, 10/20/2023 (b)	1,100,000	1,105,759
		9,196,494

Metals & Mining Excluding Steel – 0.36%
Westmoreland Coal Co.
7.647%, 12/16/2020 (b)(e)	1,113,722	1,032,977

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2017 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 88.08% – Continued

Non-Food & Drug Retailers – 3.12%
ABG Intermediate Holdings
5.00%, 05/27/2021 (b)	$1,330,545	$1,347,177
Ascena Retail Group, Inc.
5.313%, 07/29/2022 (b)	1,109,088	1,000,952
Bass Pro Group, LLC
5.97%, 11/15/2023 (b)	1,575,000	1,520,868
Harbor Freight Tools USA, Inc.
4.137%, 08/16/2023 (b)	815,900	815,900
Jo-Ann Stores, LLC
6.256%, 10/23/2023 (b)	583,538	573,329
Michaels Stores, Inc.
3.75%, 01/27/2023 (b)	872,669	871,399
National Vision, Inc.
4.00%, 03/12/2021 (b)	931,447	932,709
Neiman Marcus Group, Inc.
4.25%, 10/23/2020 (b)	1,327,692	1,071,042
PetSmart, Inc. 4.02%, 03/10/2022 (b)	955,139	914,545
		9,047,921

Oil & Gas – 1.13%
American Energy – Marcellus, LLC
8.534%, 08/04/2021 (b)(g)	1,204,382	153,559
Floatel Delaware, LLC
6.147%, 06/29/2020 (b)	1,493,134	1,246,766
Gavilan Resources, LLC
7.00%, 03/01/2024 (b)	410,000	406,413
HGIM Corp. 5.50%, 06/18/2020 (b)	1,507,439	1,075,301
Seadrill Partners, LLC
4.147%, 02/21/2021 (b)	596,744	407,400
		3,289,439

Packaging – 3.60%
Anchor Glass Container Corp.
4.25%, 11/15/2023 (b)	493,763	497,777
Berry Plastics Corp.
3.108%, 02/07/2020 (b)	625,000	629,541
3.281%, 01/12/2023 (b)	865,000	871,725

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2017 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 88.08% – Continued

Packaging – 3.60% – Continued
BWAY Corp. 3.25%, 04/03/2024 (b)(e)	$1,695,000	$1,692,619
BWAY Holding Co. 4.75%, 08/14/2023 (b)	967,105	966,650
Hoffmaster Group, Inc.
5.647%, 11/30/2023 (b)	748,125	758,412
Mauser U.S. Holdings, Inc.
4.50%, 07/31/2021 (b)	601,370	603,775
8.25%, 07/29/2022 (b)(c)	866,789	870,313
Reynolds Group Holdings, Inc.
3.781%, 02/05/2023 (b)	985,056	990,036
SIG Combibloc Holdings S.C.A.
4.25%, 01/29/2022 (b)	1,021,280	1,030,283
Signode Industrial Group Lux S.A.
4.00%, 04/30/2021 (b)	739,792	743,262
TricorBraun, Inc.
4.75%, 11/29/2017 (b)	70,455	71,247
4.901%, 11/29/2023 (b)	702,784	710,690
		10,436,330

Printing & Publishing – 1.03%
Cengage Learning, Inc.
5.25%, 06/30/2023 (b)	580,824	555,686
Harland Clarke Holdings Corp.
7.152%, 12/31/2019 (b)	334,311	337,863
6.50%, 01/03/2024 (b)	348,602	351,739
LSC Communications, Inc.
7.00%, 09/26/2022 (b)	186,069	188,511
McGraw Hill Global
Education Holdings, LLC
5.00%, 05/31/2022 (b)	714,127	707,929
Tribune Publishing Co.
5.75%, 08/04/2021 (b)	841,596	843,700
		2,985,428

Restaurants – 0.37%
1011778 B.C. Unlimited Liability Co.
3.309%, 02/28/2024 (b)	429,105	430,000

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2017 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 88.08% – Continued

Restaurants – 0.37% – Continued
NPC International, Inc. 4.50%,
04/03/2024 (b)(e)	$650,000	$656,806
		1,086,806

Steel Producers & Products – 0.45%
MRC Global (US), Inc.
5.00%, 11/08/2019 (b)	563,715	567,943
Zekelman Industries, Inc.
4.75%, 06/07/2021 (b)	720,569	731,828
		1,299,771

Support – Services – 10.19%
Abb Con-Cise Optical Group, LLC
6.004%, 06/14/2023 (b)	328,350	332,044
Access CIG, LLC 6.004%, 10/18/2021 (b)	1,221,903	1,229,845
Aramark Corp. 2.983%, 03/31/2024 (b)(e)	625,000	629,819
Asurion, LLC
4.02%, 07/08/2020 (b)	294,517	296,788
4.25%, 08/04/2022 (b)	1,480,381	1,489,818
4.75%, 10/31/2023 (b)	1,146,644	1,157,990
Brand Energy &
Infrastructure Services, Inc.
4.771%, 11/26/2020 (b)	1,637,471	1,644,225
Brickman Group Ltd., LLC
4.00%, 12/18/2020 (b)	2,784,030	2,795,890
Camelot Finance LP 4.75%, 09/15/2023 (b)	1,696,475	1,701,785
Coinmach Corp. 4.253%, 11/14/2019 (b)	2,126,367	2,129,971
Garda World Security Corp.
4.004%, 11/06/2020 (b)	626,134	629,186
4.004%, 11/06/2020 (b)	160,174	160,955
GEO Group, Inc. 3.20%, 06/30/2024 (b)(e)	945,000	952,092
Hertz Corp. 3.528%, 06/30/2023 (b)	519,421	521,278
Information Resources, Inc.
5.25%, 12/20/2023 (b)	1,135,000	1,150,606
9.25%, 12/20/2024 (b)	720,000	718,499
Learning Care Group, Inc.
5.50%, 05/05/2021 (b)	524,345	532,538

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2017 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 88.08% – Continued

Support – Services – 10.19% – Continued
Moneygram International, Inc.
4.397%, 03/27/2020 (b)	$796,499	$797,495
Pods, Inc. 4.25%, 02/02/2022 (b)	952,563	962,089
Renaissance Learning, Inc.
4.75%, 04/09/2021 (b)	1,196,572	1,203,302
Safway Group Holding, LLC
5.75%, 08/31/2023 (b)	1,049,725	1,062,684
Sedgwick Claims Management Services
3.75%, 03/01/2021 (b)	779,302	779,914
ServiceMaster Co., LLC
3.27%, 11/03/2023 (b)	852,863	862,056
SiteOne Supply Holding, LLC
5.50%, 04/29/2022 (b)	400,465	404,972
TKC Holdings, Inc. 4.75%, 01/13/2023 (b)	570,000	576,532
TMK Hawk Parent, Corp.
5.00%, 10/01/2021 (b)	743,280	751,181
TransUnion, LLC 3.50%, 04/09/2021 (b)	1,905,064	1,919,752
USAGM HoldCo, LLC
5.50%, 07/28/2022 (b)	518,916	522,937
7.00%, 07/28/2022 (b)	103,187	103,987
USIC Holdings, Inc. 5.17%, 12/31/2023 (b)	673,313	678,783
West Corp.
3.278%, 06/17/2021 (b)	272,941	273,752
3.281%, 06/19/2023 (b)	584,749	586,942
		29,559,707

Technology – 6.75%
CCC Information Services, Inc.
0.00%, 03/29/2024 (b)(e)	750,000	749,625
CommScope, Inc. 3.25%, 12/29/2022 (b)	659,965	665,944
Compuware Corp. 5.25%, 12/15/2021 (b)	903,139	906,864
Dell International, LLC
3.49%, 09/07/2023 (b)	1,000,000	1,005,365
Diebold, Inc. 5.313%, 03/17/2023 (b)	528,363	537,443
EZE Castle Software, Inc.
4.147%, 04/06/2020 (b)	623,392	627,484

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2017 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 88.08% – Continued

Technology – 6.75% – Continued
Genesys Telecommunications
Laboratories, Inc.
5.025%, 12/01/2023 (b)	$2,010,097	$2,028,940
Global Payments, Inc.
3.034%, 04/22/2023 (b)	398,000	401,110
Go Daddy Operating Co., LLC
3.27%, 02/06/2024 (b)	410,105	411,208
2.50%, 02/15/2024 (b)	544,895	546,361
Informatica Corp. 4.50%, 06/03/2022 (b)	689,492	686,962
JDA Software Group, Inc.
4.50%, 10/31/2023 (b)	563,588	568,226
Kronos, Inc. 5.034%, 10/20/2023 (b)	638,400	642,824
LANDesk Group Inc.
5.25%, 01/19/2024 (b)	1,040,000	1,047,259
ON Semiconductor Corp.
3.783%, 03/31/2023 (b)	590,040	593,483
Optiv Security, Inc. 4.25%, 03/31/2024 (b)	825,000	830,676
Solarwinds Holdings, Inc.
4.50%, 02/03/2023 (b)	1,659,641	1,663,068
Solera, LLC 4.25%, 02/09/2023 (b)	1,361,686	1,370,292
Sybil Software, LLC 5.00%, 08/03/2022 (b)	809,750	817,848
Synchronoss Technologies, Inc.
4.082%, 01/12/2024 (b)	1,200,000	1,196,100
TTM Technologies, Inc.
5.25%, 05/07/2021 (b)	352,258	358,423
VF Holdings Corp. 4.25%, 06/30/2023 (b)	562,175	565,689
Western Digital Corp.
3.50%, 04/29/2023 (b)	655,058	659,879
Zebra Technologies Corp.
4.089%, 12/27/2021 (b)	684,707	691,126
		19,572,199

Telecommunications – Satellites – 0.99%
DigitalGlobe, Inc. 3.528%, 12/22/2023 (b)	458,850	461,218
Telesat Canada / Telesat, LLC
3.85%, 11/17/2023 (b)	1,603,394	1,619,428

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2017 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 88.08% – Continued

Telecommunications – Satellites – 0.99% – Continued
Xplornet Communications, Inc.
7.147%, 09/30/2021 (b)	$786,462	$799,242
		2,879,888

Telecommunications – Wireline/Wireless – 4.22%
Altice Financing S.A.
2.75%, 06/20/2025 (b)(e)	800,000	801,000
Colorado Buyer, Inc.
4.00%, 06/30/2024 (b)(e)	595,000	599,388
Communications Sales & Leasing, Inc.
4.00%, 10/24/2022 (b)	718,200	717,212
Consolidated Communications, Inc.
4.00%, 09/26/2023 (b)	313,425	315,412
4.00%, 10/05/2023 (b)(e)	415,000	417,438
Equinix, Inc. 4.028%, 12/15/2023 (b)	497,487	502,151
Level 3 Financing, Inc.
3.227%, 02/22/2024 (b)	760,000	762,215
Lightower Fiber Networks
4.088%, 04/13/2020 (b)	1,555,356	1,566,539
Masergy Communications, Inc.
5.50%, 12/29/2023 (b)	498,750	503,738
Peak 10, Inc. 5.147%, 06/17/2021 (b)	555,058	559,743
SBA Senior Finance II, LLC
3.04%, 06/10/2022 (b)	713,185	714,818
SFR Group S.A.
5.002%, 01/08/2024 (b)	1,414,313	1,419,991
2.75%, 06/22/2025 (b)(e)	950,000	948,295
Sprint Communications, Inc.
3.50%, 02/29/2024 (b)	1,435,000	1,436,543
Zayo Group, LLC 3.50%, 01/19/2024 (b)	985,000	991,088
		12,255,571

Transportation Excluding Air & Rail – 0.42%
AI Mistral Luxembourg Subco S.a.r.l.
4.176%, 01/26/2024 (b)(e)	430,000	430,135
XPO Logistics, Inc. 3.108%, 11/01/2021 (b)	775,000	778,449
		1,208,584

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2017 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 88.08% – Continued

Utilities – Electric – 2.53%
Calpine Corp. 3.59%, 05/27/2022 (b)	$1,164,076	$1,170,823
Dynegy, Inc. 4.25%, 06/27/2023 (b)	1,100,000	1,104,626
Eastern Power, LLC 5.00%, 09/24/2021 (b)	1,114,054	1,120,599
Helix Gen Funding, LLC
4.75%, 03/08/2024 (b)(e)	995,000	1,010,860
Lightstone Holdco, LLC
5.539%, 01/30/2024 (b)	963,166	970,510
5.539%, 01/30/2024 (b)	59,420	59,873
Sandy Creek Energy Associates, LP
5.147%, 11/09/2020 (b)	616,493	462,755
Texas Competitive Electric Holdings
3.531%, 08/04/2023 (b)	633,555	633,092
3.531%, 08/04/2023 (b)	144,857	144,751
Vistra Operations Co., LLC
4.017%, 12/13/2023 (b)	673,313	675,248
		7,353,137

Utilities – Gas – 0.02%
Southcross Holdings Borrower L.P.
3.50%, 04/13/2023 (b)	58,215	52,005
TOTAL BANK LOANS (Cost $255,718,195)		255,602,556

CORPORATE BONDS – 12.55%

Automotive – 0.12%
ZF North America Capital, Inc.
4.75%, 04/29/2025 (d)	350,000	363,563

Environmental – 0.50%
Covanta Holding Corp.
7.25%, 12/01/2020	600,000	614,502
6.375%, 10/01/2022	800,000	828,000
		1,442,502

Finance – Banking – 1.13%
Ally Financial, Inc. 4.75%, 09/10/2018	1,300,000	1,339,000
CIT Group, Inc. 6.625%, 04/01/2018 (d)	1,850,000	1,930,937
		3,269,937

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2017 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 12.55% – Continued

Finance – Services – 0.25%
OneMain Financial Holdings, LLC
6.75%, 12/15/2019 (d)	$700,000	$734,125

General Industrial Manufacturing – 0.28%
CNH Industrial Capital, LLC
3.875%, 07/16/2018	800,000	816,000

Healthcare – 0.99%
MPH Acquisition Holdings, LLC
7.125%, 06/01/2024 (d)	825,000	889,041
MPT Operating Partnership LP /
MPT Finance Corp. 6.375%, 02/15/2022	900,000	931,500
Tenet Healthcare Corp. 6.25%, 11/01/2018	1,000,000	1,054,375
		2,874,916

Leisure & Entertainment – 0.22%
Viking Cruises Ltd.
8.50%, 10/15/2022 (c)(d)	600,000	624,750

Media – Cable – 2.55%
Block Communications, Inc.
6.875%, 02/15/2025 (d)	1,125,000	1,195,313
Cablevision Systems Corp.
8.625%, 09/15/2017	2,500,000	2,571,874
8.00%, 04/15/2020	650,000	721,500
Cequel Communications
Holdings I, LLC / Cequel Capital Corp.
6.375%, 09/15/2020 (d)	650,000	671,125
DISH DBS Corp.
4.25%, 04/01/2018	1,500,000	1,528,605
7.875%, 09/01/2019	650,000	718,250
		7,406,667

Media Diversified & Services – 0.16%
Clear Channel Worldwide Holdings, Inc.
7.625%, 03/15/2020	450,000	455,063

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2017 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 12.55% – Continued

Metals & Mining Excluding Steel – 0.49%
Grinding Media, Inc. / MC Grinding
Media Canada, Inc.
7.375%, 12/15/2023 (d)	$1,350,000	$1,420,875

Non-Food & Drug Retailers – 0.39%
PetSmart, Inc. 7.125%, 03/15/2023 (d)	1,180,000	1,123,950

Packaging – 0.95%
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
4.067%, 05/15/2021 (b)(c)(d)	400,000	410,500
4.25%, 09/15/2022 (c)(d)	660,000	668,250
Flex Acquisition Co, Inc.
6.875%, 01/15/2025 (d)	1,000,000	1,023,475
Reynolds Group Holdings, Inc.
6.875%, 02/15/2021	648,135	666,769
		2,768,994

REITS – 0.28%
VEREIT Operating Partnership LP
4.125%, 06/01/2021	800,000	822,856

Restaurants – 0.45%
1011778 B.C. Unlimited Liability Co. /
New Red Finance, Inc.
6.00%, 04/01/2022 (c)(d)	1,250,000	1,300,000

Support – Services – 1.17%
Alliance Data Systems Corp.
5.875%, 11/01/2021 (d)	1,350,000	1,400,625
Hertz Corp. 6.75%, 04/15/2019	313,000	313,782
United Rentals North America, Inc.
7.625%, 04/15/2022	213,000	222,186
West Corp. 4.75%, 07/15/2021 (d)	725,000	739,500
WEX, Inc. 4.75%, 02/01/2023 (d)(e)	745,000	736,587
		3,412,680

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2017 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 12.55% – Continued

Technology – 0.59%
Diamond 1 Finance Corp / Diamond 2
Finance Corp. 4.42%, 06/15/2021 (d)	$750,000	$785,045
NCR Corp. 4.625%, 02/15/2021	900,000	922,599
		1,707,644

Telecommunications – Satellites – 0.50%
Hughes Satellite Systems Corp.
7.625%, 06/15/2021	1,300,000	1,438,125

Telecommunications – Wireline/Wireless – 1.53%
Sprint Communications, Inc.
9.00%, 11/15/2018 (d)	650,000	709,313
7.00%, 08/15/2020	650,000	699,563
T-Mobile USA, Inc. 6.464%, 04/28/2019	2,500,000	2,509,374
Wind Acquisition Finance S.A.
6.50%, 04/30/2020 (c)(d)	500,000	518,125
		4,436,375
TOTAL CORPORATE BONDS
(Cost $35,898,021)		36,419,022

	Shares

SHORT-TERM INVESTMENTS – 3.33%

Money Market Fund – 3.33%
Fidelity Government Portfolio –
Institutional Class, 0.56% (f)	9,656,765	9,656,765
TOTAL SHORT-TERM INVESTMENTS
(Cost $9,656,765)		9,656,765

COMMON STOCKS – 0.18%

Finance – Services – 0.09%
RCS Capital Corp. (a)(h)	17,405	243,670

Forestry & Paper – 0.08%
Verso Corp. (a)	40,879	245,274

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2017 (Unaudited)

		Fair
	Shares	Value

COMMON STOCKS – 0.18% – Continued

Utilities – Gas – 0.01%
Southcross Energy Partners, L.P. (a)(h)	63	$27,562
Southcross Energy Partners, L.P. (a)(h)	63	—
		27,562
TOTAL COMMON STOCKS
(Cost $1,987,680)		516,506
Total Investments (Cost $303,260,661) – 104.14%		302,194,849
Liabilities in Excess of Other Assets – (4.14%)		(12,021,996)
TOTAL NET ASSETS – 100.00%		$290,172,853

Percentages are stated as a percent of net assets.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-Income producing security.
(b)	Variable rate securities, the coupon rate shown is the effective interest rate as of March 31, 2017.
(c)	U.S. traded security of a foreign issuer.
(d)
Rule 144a Security which is restricted as to resale to institutional investors.  The Fund Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.  As of March 31, 2017 the value of these investments as $17,245,098 or 5.94% of net assets.

(e)	Illiquid security, a security may be considered illiquid if it lacks a readily available market. As of March 31, 2017 the value of these investments was $22,234,807 or 7.66% of net assets.
(f)	Rate shown is the 7-day yield as of March 31, 2017.
(g)	Represents a security in default.
(h)	Security valued at fair value using methods determined in good faith by or at the direction of the Board of Trustees of Advisor Series Trust.

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

PORTFOLIO ALLOCATION
March 31, 2017 (Unaudited)

TOP TEN HOLDINGS	% Net Assets
HCA, Inc. 6.50%, 02/15/2020	1.43%
Ally Financial, Inc. 8.00%, 03/15/2020	1.33%
T-Mobile USA, Inc. 6.542%, 04/28/2020	1.27%
Sprint Communications, Inc. 7.00%, 08/15/2020	0.96%
Centene Corp. 5.625%, 02/15/2021	0.94%
DISH DBS Corp. 7.875%, 09/01/2019	0.94%
Michaels Stores, Inc. 5.875%, 12/15/2020	0.90%
Hughes Satellite Systems Corp. 7.625%, 06/15/2021	0.89%
CIT Group, Inc. 5.50%, 02/15/2019	0.85%
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc. 6.00%, 06/30/2021	0.82%

The portfolio’s holdings and allocations are subject to change, and exclude short term investments. The percentages are of total net assets as of March 31, 2017.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 87.36%

Aerospace & Defense – 0.98%
Orbital ATK, Inc. 5.25%, 10/01/2021	$3,100,000	$3,212,375
TransDigm, Inc. 6.00%, 07/15/2022	875,000	888,650
		4,101,025

Automotive – 2.13%
American Axle & Manufacturing, Inc.
5.125%, 02/15/2019	550,000	558,401
7.75%, 11/15/2019	2,144,000	2,369,120
Dana, Inc. 5.375%, 09/15/2021	900,000	936,000
General Motors Financial Company, Inc.
4.75%, 08/15/2017	1,250,000	1,263,699
Goodyear Tire & Rubber Co.
7.00%, 05/15/2022	1,200,000	1,249,110
IHO Verwaltungs GmbH
4.125%, 09/15/2021 (b)(c)	375,000	377,812
ZF North America Capital, Inc.
4.00%, 04/29/2020 (c)	2,075,000	2,139,844
		8,893,986

Beverage & Food – 1.86%
B&G Foods, Inc. 4.625%, 06/01/2021	925,000	936,562
Constellation Brands, Inc.
7.25%, 05/15/2017	700,000	703,910
Cott Beverages, Inc. 6.75%, 01/01/2020	750,000	775,313
Dean Foods Co. 6.90%, 10/15/2017	100,000	102,250
DS Services of America, Inc.
10.00%, 09/01/2021 (c)	2,450,000	2,639,875
Post Holdings, Inc. 6.00%, 12/15/2022 (c)	1,000,000	1,056,250
Yum! Brands, Inc. 6.25%, 03/15/2018	1,475,000	1,530,917
		7,745,077

Building & Construction – 1.82%
Lennar Corp.
4.75%, 12/15/2017	1,100,000	1,117,875
6.95%, 06/01/2018	1,900,000	1,999,750
4.125%, 12/01/2018	950,000	973,750
Standard Pacific Corp. 8.375%, 05/15/2018	950,000	1,016,500

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2017 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 87.36% – Continued

Building & Construction – 1.82% – Continued
Toll Brothers Finance Corp.
4.00%, 12/31/2018	$750,000	$770,625
6.75%, 11/01/2019	350,000	384,125
TRI Pointe Group, Inc. / TRI Pointe
Homes, Inc. 4.375%, 06/15/2019	1,275,000	1,310,062
		7,572,687

Building Materials – 1.48%
American Builders & Contractors
Supply Co, Inc. 5.625%, 04/15/2021 (c)	1,250,000	1,287,500
CalAtlantic Group, Inc. 8.40%, 05/15/2017	400,000	404,000
HD Supply, Inc. 5.25%, 12/15/2021 (c)	1,215,000	1,281,825
Standard Industries, Inc.
5.125%, 02/15/2021 (c)	1,600,000	1,668,000
Summit Materials LLC / Summit Materials
Finance Corp. 8.50%, 04/15/2022	1,250,000	1,381,250
USG Corp. 9.50%, 01/15/2018 (e)	150,000	157,875
		6,180,450

Chemicals – 1.74%
Consolidated Energy Finance S.A.
6.75%, 10/15/2019 (b)(c)(d)	850,000	860,625
Huntsman International, LLC
4.875%, 11/15/2020	970,000	1,016,075
Platform Specialty Products Corp.
10.375%, 05/01/2021 (c)	2,650,000	2,954,750
PQ Corp. 6.75%, 11/15/2022 (c)	1,200,000	1,281,000
Tronox Finance, LLC 6.375%, 08/15/2020	1,125,000	1,134,844
		7,247,294

Consumer Products – 0.56%
NBTY, Inc. 7.625%, 05/15/2021 (c)	525,000	553,875
Prestige Brands, Inc.
5.375%, 12/15/2021 (c)	1,750,000	1,798,125
		2,352,000

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2017 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 87.36% – Continued

Environmental – 2.61%
Clean Harbors, Inc.
5.25%, 08/01/2020	$2,370,000	$2,413,324
5.125%, 06/01/2021	1,400,000	1,431,150
Covanta Holding Corp.
7.25%, 12/01/2020	2,925,000	2,995,697
6.375%, 10/01/2022	850,000	879,750
GFL Environmental, Inc.
9.875%, 02/01/2021 (b)(c)	2,900,000	3,153,750
		10,873,671

Finance – Banking – 3.70%
Ally Financial, Inc.
6.25%, 12/01/2017	225,000	231,189
4.75%, 09/10/2018	1,325,000	1,364,750
3.50%, 01/27/2019	500,000	505,000
3.75%, 11/18/2019	250,000	252,500
8.00%, 03/15/2020	4,925,000	5,540,625
CIT Group, Inc.
5.25%, 03/15/2018	950,000	976,719
6.625%, 04/01/2018 (c)	732,000	764,025
5.00%, 05/15/2018 (c)	700,000	705,600
5.50%, 02/15/2019 (c)	3,350,000	3,530,062
5.375%, 05/15/2020	1,150,000	1,228,350
Lincoln Finance, Ltd.
7.375%, 04/15/2021 (b)(c)	300,000	319,125
		15,417,945

Finance – Insurance – 0.45%
HUB International Ltd
9.25%, 02/15/2021 (c)	1,800,000	1,857,420

Finance – Services – 4.59%
AerCap Aviation Solutions B.V.
6.375%, 05/30/2017 (b)	950,000	956,896
AerCap Ireland Capital Ltd. / AerCap Global
Aviation Trust 4.25%, 07/01/2020 (b)	1,125,000	1,173,303
The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2017 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 87.36% – Continued

Finance – Services – 4.59% – Continued
Aircastle Ltd.
6.75%, 04/15/2017 (b)	$950,000	$951,208
4.625%, 12/15/2018 (b)	800,000	829,000
6.25%, 12/01/2019 (b)	2,300,000	2,484,000
International Lease Finance Corp.
8.875%, 09/01/2017	800,000	825,276
7.125%, 09/01/2018 (c)	225,000	240,549
6.25%, 05/15/2019	675,000	727,669
Nationstar Mortgage LLC /
Nationstar Capital Corp.
6.50%, 08/01/2018	1,000,000	1,013,750
7.875%, 10/01/2020	1,725,000	1,789,688
Navient Corp.
8.45%, 06/15/2018	1,000,000	1,067,500
5.50%, 01/15/2019	600,000	623,100
8.00%, 03/25/2020	875,000	952,656
6.50%, 06/15/2022	1,500,000	1,515,000
OneMain Financial Holdings, LLC
6.75%, 12/15/2019 (c)	1,600,000	1,678,000
Springleaf Finance Corp.
6.90%, 12/15/2017	900,000	926,730
Starwood Property Trust, Inc.
5.00%, 12/15/2021 (c)	1,350,000	1,404,000
		19,158,325

Food & Drug Retailers – 1.21%
Rite Aid Corp.
9.25%, 03/15/2020	1,850,000	1,904,344
6.75%, 06/15/2021	3,100,000	3,129,282
		5,033,626

Gaming – 3.84%
Churchill Downs, Inc.
5.375%, 12/15/2021	1,950,000	2,037,750
GLP Capital LP / GLP Financing II, Inc.
4.375%, 11/01/2018	1,400,000	1,443,750

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2017 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 87.36% – Continued

Gaming – 3.84% – Continued
International Game Technology
7.50%, 06/15/2019	$1,378,000	$1,502,020
International Game Technology PLC
5.625%, 02/15/2020 (b)(c)	428,000	449,400
Isle of Capri Casinos, Inc.
8.875%, 06/15/2020	940,000	971,725
5.875%, 03/15/2021	2,685,000	2,770,987
MGM Resorts International
11.375%, 03/01/2018	1,275,000	1,380,188
8.625%, 02/01/2019	2,700,000	2,976,750
6.75%, 10/01/2020	1,780,000	1,962,450
Station Casinos LLC 7.50%, 03/01/2021	500,000	521,250
		16,016,270

General Industrial Manufacturing – 1.57%
Anixter, Inc. 5.625%, 05/01/2019	2,500,000	2,631,250
Case New Holland Industrial, Inc.
7.875%, 12/01/2017	1,300,000	1,350,375
CNH Industrial Capital LLC
3.875%, 07/16/2018	750,000	765,000
Oshkosh Corp. 5.375%, 03/01/2022	1,750,000	1,822,187
		6,568,812

Healthcare – 9.88%
Alere, Inc. 7.25%, 07/01/2018	355,000	359,659
Capsugel S.A. 7.00%, 05/15/2019 (b)(c)	3,164,000	3,156,881
Centene Corp. 5.625%, 02/15/2021	3,750,000	3,934,125
DaVita HealthCare Partners, Inc.
5.75%, 08/15/2022	1,750,000	1,817,812
DPx Holdings B.V.
7.50%, 02/01/2022 (b)(c)	3,125,000	3,300,781
Fresenius Medical Care US Finance II, Inc.
6.50%, 09/15/2018 (c)	2,325,000	2,476,125
5.625%, 07/31/2019 (c)	850,000	902,063
Fresenius Medical Care US Finance, Inc.
6.875%, 07/15/2017	2,841,000	2,883,615

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2017 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 87.36% – Continued

Healthcare – 9.88% – Continued
Grifols Worldwide Operations Ltd.
5.25%, 04/01/2022 (b)	$750,000	$778,613
HCA, Inc.
4.25%, 10/15/2019	2,000,000	2,075,000
6.50%, 02/15/2020	5,450,000	5,977,996
6.25%, 02/15/2021	500,000	540,938
Mallinckrodt International Finance S.A.
3.50%, 04/15/2018 (b)	1,025,000	1,028,844
4.875%, 04/15/2020 (b)(c)	450,000	452,812
MPT Operating Partnership LP /
MPT Finance Corp. 6.375%, 02/15/2022	1,550,000	1,604,250
Sabra Health Care LP / Sabra Capital Corp.
5.50%, 02/01/2021	300,000	309,750
Service Corp. International
7.625%, 10/01/2018	1,065,000	1,151,531
Tenet Healthcare Corp.
6.25%, 11/01/2018	600,000	632,625
4.35%, 06/15/2020 (a)	600,000	606,000
6.00%, 10/01/2020	450,000	477,000
7.50%, 01/01/2022 (c)	1,300,000	1,407,250
Universal Health Services, Inc.
3.75%, 08/01/2019 (c)	2,500,000	2,540,625
Valeant Pharmaceuticals International, Inc.
7.00%, 10/01/2020 (b)(c)	1,000,000	915,000
6.50%, 03/15/2022 (b)(c)	1,275,000	1,314,844
VPII Escrow Corp. 6.75%, 08/15/2018 (b)(c)	568,000	569,775
		41,213,914

Hotels – 0.51%
RHP Hotel Properties LP / RHP
Finance Corp. 5.00%, 04/15/2021	2,100,000	2,142,000

Leisure & Entertainment – 0.82%
Cedar Fair LP / Canda’s Wonderland Co. /
Magnum Management Corp.
5.25%, 03/15/2021	500,000	513,125
NCL Corp. Ltd. 4.75%, 12/15/2021 (b)(c)	875,000	890,312

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2017 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 87.36% – Continued

Leisure & Entertainment – 0.82% – Continued
Six Flags Entertainment Corp.
5.25%, 01/15/2021 (c)	$1,971,000	$2,027,075
		3,430,512

Media – Broadcast – 2.63%
Nexstar Broadcasting, Inc.
6.125%, 02/15/2022 (c)	1,200,000	1,254,000
Sinclair Television Group, Inc.
5.375%, 04/01/2021	1,925,000	1,973,125
6.125%, 10/01/2022	750,000	788,437
Sirius XM Radio, Inc.
5.75%, 08/01/2021 (c)	2,250,000	2,340,584
TEGNA, Inc.
5.125%, 10/15/2019	1,650,000	1,691,250
5.125%, 07/15/2020	600,000	621,000
Univision Communications, Inc.
6.75%, 09/15/2022 (c)	2,200,000	2,316,028
		10,984,424

Media – Cable – 7.94%
Cablevision Systems Corp.
8.625%, 09/15/2017	1,100,000	1,131,625
7.75%, 04/15/2018	2,775,000	2,899,875
8.00%, 04/15/2020	2,985,000	3,313,350
Cequel Communications Holdings I LLC /
Cequel Capital Corp.
6.375%, 09/15/2020 (c)	2,950,000	3,045,875
5.125%, 12/15/2021 (c)	500,000	510,000
CSC Holdings, LLC 7.625%, 07/15/2018	800,000	851,000
DISH DBS Corp.
4.625%, 07/15/2017	900,000	907,875
4.25%, 04/01/2018	950,000	968,116
7.875%, 09/01/2019	3,550,000	3,922,750
5.125%, 05/01/2020	425,000	444,125
6.75%, 06/01/2021	1,865,000	2,017,697
GCI, Inc. 6.75%, 06/01/2021	1,150,000	1,184,500
Mediacom Broadband, LLC / Mediacom
Broadband Corp. 5.50%, 04/15/2021	1,657,000	1,696,354

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2017 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 87.36% – Continued

Media – Cable – 7.94% – Continued
Midcontinent Communications /
Midcontinent Finance Corp.
6.25%, 08/01/2021 (c)	$2,310,000	$2,413,950
Netflix, Inc. 5.375%, 02/01/2021	1,500,000	1,610,625
WaveDivision Escrow LLC /
WaveDivision Escrow Corp.
8.125%, 09/01/2020 (c)	2,911,000	3,001,969
WideOpenWest Finance, LLC /
WideOpenWest Capital Corp.
10.25%, 07/15/2019	3,048,000	3,181,350
		33,101,036

Media Diversified & Services – 1.79%
Clear Channel Worldwide Holdings, Inc.
7.625%, 03/15/2020	500,000	505,625
Lamar Media Corp. 5.875%, 02/01/2022	1,250,000	1,294,750
Match Group, Inc. 6.75%, 12/15/2022	2,200,000	2,312,750
Nielsen Finance, LLC / Nielsen Finance Co.
4.50%, 10/01/2020	600,000	612,000
5.50%, 10/01/2021 (b)(c)	2,650,000	2,759,312
		7,484,437

Metals & Mining Excluding Steel – 1.49%
Anglo American Capital PLC
9.375%, 04/08/2019 (b)(c)	1,775,000	2,001,135
Freeport-McMoRan, Inc.
2.375%, 03/15/2018	1,200,000	1,195,500
6.50%, 11/15/2020 (c)	1,150,000	1,181,625
Peabody Energy Corp.
6.00%, 03/31/2022 (c)	1,850,000	1,846,531
		6,224,791

Non-Food & Drug Retailers – 2.07%
Dollar Tree, Inc. 5.25%, 03/01/2020	800,000	825,160
Michaels Stores, Inc.
5.875%, 12/15/2020 (c)	3,665,000	3,772,715
QVC, Inc. 3.125%, 04/01/2019	2,085,000	2,118,241

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2017 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 87.36% – Continued

Non-Food & Drug Retailers – 2.07% – Continued
William Carter Co. 5.25%, 08/15/2021	$1,850,000	$1,911,790
		8,627,906

Oil & Gas – 1.35%
Range Resources Corp.
5.75%, 06/01/2021 (c)	1,650,000	1,699,500
SESI, LLC 6.375%, 05/01/2019	1,875,000	1,879,687
Whiting Petroleum Corp.
5.00%, 03/15/2019	2,050,000	2,055,125
		5,634,312

Packaging – 3.05%
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
6.75%, 01/31/2021 (b)(c)	1,750,000	1,818,950
4.067%, 05/15/2021 (a)(b)(c)	500,000	513,125
6.00%, 06/30/2021 (b)(c)	3,300,000	3,411,375
Ball Corp. 4.375%, 12/15/2020	350,000	367,937
Reynolds Group Holdings, Inc.
6.875%, 02/15/2021	1,231,457	1,266,862
Reynolds Group Issuer, Inc. /
Reynolds Group Issuer, LLC /
Reynolds Group Issuer Lu
5.75%, 10/15/2020	3,025,000	3,115,780
4.38%, 07/15/2021 (a)(c)	650,000	666,660
Signode Industrial Group Lux S.A.
6.375%, 05/01/2022 (c)	700,000	721,434
Silgan Holdings, Inc. 5.00%, 04/01/2020	825,000	834,281
		12,716,404

Real Estate Development & Management – 0.42%
Realogy Group LLC / Realogy Co-Issuer Corp.
4.50%, 04/15/2019 (c)	1,300,000	1,340,625
5.25%, 12/01/2021 (c)	380,000	397,100
		1,737,725

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2017 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 87.36% – Continued

REITS – 0.49%
VEREIT Operating Partnership LP
3.00%, 02/06/2019	$1,000,000	$1,004,450
4.125%, 06/01/2021	1,000,000	1,028,570
		2,033,020

Restaurants – 1.02%
1011778 B.C. Unlimited Liability Co. /
New Red Finance, Inc.
6.00%, 04/01/2022 (b)(c)	2,825,000	2,938,000
Brinker International, Inc.
2.60%, 05/15/2018	1,300,000	1,303,432
		4,241,432

Steel Producers & Products – 0.46%
Steel Dynamics, Inc. 6.375%, 08/15/2022	1,850,000	1,935,563

Support – Services – 5.04%
AECOM 5.75%, 10/15/2022	1,125,000	1,185,469
Alliance Data Systems Corp.
5.25%, 12/01/2017 (c)	1,343,000	1,364,824
6.375%, 04/01/2020 (c)	2,350,000	2,399,937
5.875%, 11/01/2021 (c)	1,250,000	1,296,875
Ashtead Capital, Inc.
6.50%, 07/15/2022 (c)	2,600,000	2,717,000
Avis Budget Car Rental, LLC / Avis Budget
Finance, Inc. 3.592%, 12/01/2017 (a)	500,000	500,962
CoreCivic, Inc. 4.125%, 04/01/2020	1,000,000	1,025,000
FTI Consulting, Inc. 6.00%, 11/15/2022	600,000	623,250
GEO Group, Inc. 5.875%, 01/15/2022	1,825,000	1,893,438
H&E Equipment Services, Inc.
7.00%, 09/01/2022	1,875,000	1,975,781
Hertz Corp. 5.875%, 10/15/2020	815,000	788,513
Iron Mountain, Inc.
6.00%, 10/01/2020 (c)	2,100,000	2,205,000
4.375%, 06/01/2021 (c)	900,000	927,000
United Rentals North America, Inc.
7.625%, 04/15/2022	795,000	829,284

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2017 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 87.36% – Continued

Support – Services – 5.04% – Continued
West Corp. 4.75%, 07/15/2021 (c)	$1,275,000	$1,300,500
		21,032,833

Technology – 3.43%
CDK Global, Inc. 3.80%, 10/15/2019 (a)	2,675,000	2,733,583
CDW LLC / CDW Finance Corp.
6.00%, 08/15/2022	1,550,000	1,645,821
Diamond 1 Finance Corp /
Diamond 2 Finance Corp.
5.875%, 06/15/2021 (c)	1,805,000	1,898,199
4.42%, 06/15/2021 (c)	500,000	523,363
EMC Corp. 2.65%, 06/01/2020	1,645,000	1,603,941
Infor US, Inc. 5.75%, 08/15/2020 (c)	1,925,000	2,008,641
NCR Corp.
4.625%, 02/15/2021	950,000	973,855
5.875%, 12/15/2021	825,000	863,156
Nuance Communications, Inc.
5.375%, 08/15/2020 (c)	255,000	259,469
NXP B.V. / NXP Funding, LLC
3.75%, 06/01/2018 (b)(c)	728,000	744,380
4.125%, 06/01/2021 (b)(c)	1,000,000	1,040,000
		14,294,408

Telecommunications – Satellites – 2.05%
Hughes Satellite Systems Corp.
6.50%, 06/15/2019	1,723,000	1,871,436
7.625%, 06/15/2021	3,350,000	3,705,938
ViaSat, Inc. 6.875%, 06/15/2020	2,925,000	2,992,641
		8,570,015

Telecommunications – Wireline/Wireless – 8.49%
Altice Luxembourg SA 7.75%,
05/15/2022 (b)(c)	1,350,000	1,436,062
CenturyLink, Inc.
6.00%, 04/01/2017	325,000	325,000
5.625%, 04/01/2020	1,550,000	1,630,833
DuPont Fabros Technology LP
5.875%, 09/15/2021	3,250,000	3,382,031

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2017 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 87.36% – Continued

Telecommunications – Wireline/Wireless – 8.49% – Continued
Frontier Communications Corp.
8.125%, 10/01/2018	$375,000	$398,906
7.125%, 03/15/2019	574,000	607,005
8.50%, 04/15/2020	325,000	344,094
Level 3 Financing, Inc.
4.407%, 01/15/2018 (a)	150,000	150,844
6.125%, 01/15/2021	2,100,000	2,176,125
SFR Group S.A. 6.00%, 05/15/2022 (b)(c)	650,000	676,000
SoftBank Group Corp.
4.50%, 04/15/2020 (b)(c)	1,400,000	1,443,750
Sprint Communications, Inc.
8.375%, 08/15/2017	800,000	818,600
9.00%, 11/15/2018 (c)	700,000	763,875
6.90%, 05/01/2019	2,085,000	2,230,950
7.00%, 08/15/2020	3,725,000	4,009,031
Sprint Corp. 7.25%, 09/15/2021	1,200,000	1,298,400
T-Mobile USA, Inc.
6.464%, 04/28/2019	1,825,000	1,831,844
6.542%, 04/28/2020	5,200,000	5,310,500
6.633%, 04/28/2021	2,500,000	2,590,000
6.125%, 01/15/2022	575,000	608,781
Wind Acquisition Finance S.A.
6.50%, 04/30/2020 (b)(c)	2,650,000	2,746,063
7.375%, 04/23/2021 (b)(c)	600,000	625,500
		35,404,194

Transportation Excluding Air & Rail – 0.06%
XPO Logistics, Inc. 6.50%, 06/15/2022 (c)	250,000	263,438

Utilities – Electric – 2.24%
AES Corp.
3.842%, 06/01/2019 (a)	1,735,000	1,739,337
7.375%, 07/01/2021	444,000	503,940
Calpine Corp. 6.00%, 01/15/2022 (c)	2,300,000	2,406,375
Dynegy, Inc. 6.75%, 11/01/2019	1,775,000	1,832,687
NRG Energy, Inc.
7.625%, 01/15/2018	288,000	298,800
7.875%, 05/15/2021	1,987,000	2,051,578

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2017 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 87.36% – Continued

Utilities – Electric – 2.24% – Continued
Talen Energy Supply, LLC
4.625%, 07/15/2019 (c)(e)	$500,000	$512,500
		9,345,217

Utilities – Gas – 3.59%
NGL Energy Partners LP /
NGL Energy Finance Corp.
5.125%, 07/15/2019 (d)	2,900,000	2,921,750
NuStar Logistics, L.P.
8.15%, 04/15/2018 (e)(d)	1,875,000	1,987,500
4.80%, 09/01/2020 (d)	300,000	305,070
Rockies Express Pipeline LLC
6.85%, 07/15/2018 (c)	885,000	929,250
6.00%, 01/15/2019 (c)	1,950,000	2,042,625
Sabine Pass Liquefaction LLC
5.625%, 02/01/2021 (e)	1,700,000	1,833,168
Sunoco LP / Sunoco Finance Corp.
5.50%, 08/01/2020	1,100,000	1,112,375
6.25%, 04/15/2021	450,000	460,125
Tesoro Logistics LP / Tesoro
Logistics Finance Corp.
5.50%, 10/15/2019	2,125,000	2,252,500
5.875%, 10/01/2020	291,000	300,458
6.125%, 10/15/2021	775,000	812,781
		14,957,602
TOTAL CORPORATE BONDS
(Cost $362,462,823)		364,393,771

BANK LOANS – 8.15%

Aerospace & Defense – 0.33%
B/E Aerospace, Inc. 3.787%, 12/16/2021 (a)	900,000	901,125
TransDigm, Inc. 3.821%, 02/28/2020 (a)	492,288	492,665
		1,393,790

Beverage & Food – 0.17%
Allflex Holdings III, Inc.
4.583%, 07/17/2020 (a)	684,051	688,326

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2017 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 8.15% – Continued

Chemicals – 0.32%
Nexeo Solutions, LLC
3.75%, 06/09/2023 (a)	$893,261	$902,864
Orion Engineered Carbons
4.75%, 07/23/2021 (a)	408,598	411,238
		1,314,102

Consumer Products – 0.44%
KIK Custom Products, Inc.
6.00%, 08/18/2022 (a)	1,080,045	1,096,694
NBTY, Inc. 4.647%, 05/05/2023 (a)	744,384	750,432
		1,847,126

Environmental – 0.39%
Waste Industries USA, Inc.
3.52%, 02/27/2020 (a)	490,000	493,307
Wheelabrator Technologies
5.147%, 12/17/2021 (a)	1,084,123	1,094,965
5.147%, 12/17/2021 (a)	48,799	49,287
		1,637,559

Finance – Insurance – 0.42%
HUB International Ltd.
4.00%, 10/02/2020 (a)	1,736,190	1,747,640

Gaming – 0.66%
Amaya B.V. 4.647%, 08/02/2021 (a)	832,560	836,032
Station Casinos LLC 3.77%, 06/30/2023 (a)	1,890,737	1,895,351
		2,731,383

General Industrial Manufacturing – 0.25%
WTG Holdings III Corp.
4.897%, 01/15/2021 (a)	1,036,394	1,045,462

Healthcare – 0.48%
Air Medical Group Holdings, Inc.
4.25%, 04/28/2022 (a)	742,443	743,601
Patheon, Inc. 4.25%, 03/11/2021 (a)	248,087	248,785
Pharmaceutical Product Development, LLC
4.328%, 08/18/2022 (a)	989,924	994,409
		1,986,795

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2017 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 8.15% – Continued

Leisure & Entertainment – 0.44%
Formula One Group
5.068%, 07/30/2021 (a)	$1,850,000	$1,852,081

Media – Cable – 0.24%
WideOpenWest Finance, LLC /
WideOpenWest Capital Corp.
4.554%, 08/05/2023 (a)	995,000	1,001,492

Media Diversified & Services – 0.27%
Ancestry.com Operations, Inc.
4.25%, 02/06/2024 (a)	1,108,800	1,118,508

Non-Food & Drug Retailers – 0.48%
LIFE TIME Fitness 4.00%, 06/10/2022 (a)	1,995,000	2,002,731

Packaging – 0.60%
BWAY Corp. 3.25%, 04/03/2024 (a)(d)	1,775,000	1,772,506
Mauser Group 4.50%, 07/31/2021 (a)	341,250	342,615
Signode Industrial Group Lux S.A.
4.000%, 04/30/2021 (a)	377,945	379,718
		2,494,839

Printing & Publishing – 0.09%
McGraw Hill Global Education Holdings, LLC
5.00%, 05/31/2022 (a)	397,000	393,554

Steel Producers & Products – 0.12%
Zekelman Industries, Inc.
4.75%, 06/07/2021 (a)	496,256	504,010

Support – Services – 1.51%
Asurion, LLC
4.02%, 07/08/2020 (a)	42,982	43,313
4.25%, 08/04/2022 (a)	547,696	551,188
4.75%, 10/31/2023 (a)	151,906	153,409
Camelot Finance LP 4.75%, 09/15/2023 (a)	965,150	968,171
Coinmach Service Corp.
4.253%, 11/14/2019 (a)	1,583,949	1,586,634
The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2017 (Unaudited)

		Fair
	Shares	Value

BANK LOANS – 8.15% – Continued

Support – Services – 1.51% – Continued
Garda World Security Corp.
4.004%, 11/06/2020 (a)	$210,821	$211,849
4.004%, 11/06/2020 (a)	36,622	36,800
Information Resources, Inc.
5.25%, 12/20/2023 (a)	1,200,000	1,216,500
Moneygram International, LLC
4.397%, 03/27/2020 (a)	528,407	529,068
TransUnion, LLC 3.50%, 04/09/2021 (a)	989,811	997,442
		6,294,374

Technology – 0.24%
Rackspace Hosting, Inc.
4.50%, 10/26/2023 (a)	997,500	1,006,158

Telecommunications – Wireline/Wireless – 0.51%
Lightower Fiber Networks
4.088%, 04/13/2020 (a)	144,375	145,413
SFR Group S.A.
5.002%, 01/08/2024 (a)	992,500	996,485
4.038%, 01/14/2025 (a)	997,500	999,759
		2,141,657

Utilities – Electric – 0.19%
Lightstone Holdco, LLC
5.539%, 01/30/2024 (a)	751,739	757,471
5.539%, 01/30/2024 (a)	46,377	46,731
		804,202
TOTAL BANK LOANS
(Cost $33,640,767)		34,005,789

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2017 (Unaudited)

		Fair
	Shares	Value

SHORT-TERM INVESTMENTS – 4.02%

Money Market Fund – 4.02%
Fidelity Government Portfolio –
Institutional Class, 0.56% (f)	16,751,460	$16,751,460
TOTAL SHORT-TERM INVESTMENTS
(Cost $16,751,460)		16,751,460
Total Investments (Cost $412,855,050) – 99.53%		415,151,020
Other Assets in Excess of Liabilities – 0.47%		1,961,871
TOTAL NET ASSETS – 100.00%		$417,112,891

Percentages are stated as a percent of net assets.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Variable rate securities, the coupon rate shown is the effective interest rate as of March 31, 2017.
(b)	U.S. traded security of a foreign issuer.
(c)
Rule 144a Security which is restricted as to resale to institutional investors.  The Fund Advisor has deemed these securities to be liquid based upon procedures approved by the Board of Trustees.  As of March 31, 2017 the value of these investments as $124,436,075 or 29.83% of net assets.

(d)	Illiquid security, a security may be considered illiquid if it lacks a readily available market. As of March 31, 2017 the value of these investments was $7,847,451 or 1.88% of net assets.
(e)	Represents a step bond. The rate shown represents the rate as of March 31, 2017.
(f)	Rate shown is the 7-day yield as of March 31, 2017.

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

SHENKMAN FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2017 (Unaudited)

	Shenkman	Shenkman
	Floating	Short
	Rate High	Duration High
	Income Fund	Income Fund
ASSETS:
Investments, at value (cost $303,260,661
and $412,855,050)	$302,194,849	$415,151,020
Cash	1,670,829	967,311
Receivables
Securities sold	5,131,989	—
Interest	1,050,173	5,875,377
Fund shares sold	—	5,369,803
Prepaid expenses and other assets	19,661	51,081
Total Assets	310,067,501	427,414,592
LIABILITIES:
Securities purchased	19,613,258	9,357,672
Fund shares redeemed	1,472	277,248
Distributions	106,221	355,578
Advisory fees	85,679	161,846
Administration and accounting expenses	57,687	66,240
Audit	10,831	12,865
Shareholder reporting	7,974	7,452
Transfer agent fees and expenses	5,507	12,921
Compliance fees	1,488	1,488
Legal	1,456	2,478
Shareholder servicing fees	1	9,891
Distribution fees	—	34,796
Custody fees	—	1,129
Trustee fees	—	77
Other accrued expenses and other liabilities	3,074	20
Total Liabilities	19,894,648	10,301,701
NET ASSETS	$290,172,853	$417,112,891
NET ASSETS CONSIST OF:
Capital stock	$295,766,751	$417,377,275
Accumulated net investment income	352,595	4,097
Accumulated net realized loss on investments	(4,880,681)	(2,564,451)
Unrealized net appreciation/(depreciation)
on investments	(1,065,812)	2,295,970
Total Net Assets	$290,172,853	$417,112,891

The accompanying notes are an integral part of these financial statements.

SHENKMAN FUNDS

STATEMENTS OF ASSETS AND LIABILITIES – Continued
March 31, 2017 (Unaudited)

	Shenkman	Shenkman
	Floating	Short
	Rate High	Duration High
	Income Fund	Income Fund
NET ASSETS

Class A:
Net assets applicable to outstanding
Class A shares	N/A	$9,932,416
Shares issued and outstanding	N/A	993,948
Net asset value, redemption price per share	N/A	$9.99
Maximum offering price per share
(net asset value divided by 97.00%)	N/A	$10.30

Class C:
Net assets applicable to outstanding
Class C shares	N/A	$11,346,074
Shares issued and outstanding	N/A	1,139,059
Net asset value, offering price
and redemption price per share	N/A	$9.96

Class F:
Net assets applicable to outstanding
Class F shares	$9,992	$101,528,425
Shares issued and outstanding	1,022	10,187,329
Net asset value, offering price
and redemption price per share	$9.78	$9.97

Institutional Class:
Net assets applicable to outstanding
Institutional Class shares	$290,162,861	$294,305,976
Shares issued and outstanding	29,678,605	29,506,924
Net asset value, offering price
and redemption price per share	$9.78	$9.97

The accompanying notes are an integral part of these financial statements.

SHENKMAN FUNDS

STATEMENTS OF OPERATIONS
For the Period Ended March 31, 2017 (Unaudited)

	Shenkman	Shenkman
	Floating	Short
	Rate High	Duration High
	Income Fund	Income Fund
INVESTMENT INCOME:
Interest income	$6,297,317	$5,870,341
Consent and term loan fee income	206,946	79,303
Total investment income	6,504,263	5,949,644
EXPENSES:
Investment advisory fees (Note 4)	692,254	863,493
Administration and accounting fees (Note 4)	187,414	190,512
Transfer agent fees and expenses (Note 4)	12,794	43,057
Federal and state registration fees	12,299	38,285
Audit fees	10,831	12,865
Trustees’ fees and expenses	6,493	6,450
Shareholder reporting	5,165	7,008
Custody fees (Note 4)	5,052	8,012
Chief Compliance Officer fees and expenses (Note 4)	4,488	4,488
Legal fees	3,105	2,826
Insurance expense	2,738	2,901
Distribution fees – Class A (Note 5)	—	11,990
Distribution fees – Class C (Note 5)	—	57,059
Service fees – Class A (Note 6)	—	2,919
Service fees – Class C (Note 6)	—	2,102
Service fees – Class F (Note 6)	1	36,083
Other expenses	6,644	5,512
Total expenses before
reimbursement from Advisor	949,278	1,295,562
Expense reimbursement from Advisor (Note 4)	(201,643)	(164,917)
Net expenses	747,635	1,130,645
NET INVESTMENT INCOME	5,756,628	4,818,999
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments	1,154,793	239,756
Change in unrealized appreciation
on investments	1,136,469	119,369
Net realized and unrealized
gain on investments	2,291,262	359,125
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$8,047,890	$5,178,124

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31,	Year Ended
	2017	September 30,
	(Unaudited)(1)	2016
OPERATIONS:
Net investment income	$5,756,628	$11,643,878
Net realized gain/(loss) on investments	1,154,793	(5,978,402)
Change in unrealized appreciation on securities	1,136,469	5,798,592
Net increase in net assets resulting from operations	8,047,890	11,464,068
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class F	(36)	N/A
Institutional Class	(5,668,388)	(11,427,094)
Total distributions	(5,668,424)	(11,427,094)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Class F	10,000	N/A
Institutional Class	34,599,862	10,650,218
Proceeds from shares issued to
holders in reinvestment of dividends:
Class F	36	N/A
Institutional Class	5,416,159	11,396,002
Cost of shares redeemed:
Class F	—	N/A
Institutional Class	(17,611,495)	(39,295,337)
Net increase/(decrease) in net assets
derived from capital share transactions	22,414,562	(17,249,117)
TOTAL INCREASE/(DECREASE) IN NET ASSETS	24,794,028	(17,212,143)
NET ASSETS:
Beginning of period	265,378,825	282,590,968
End of period	$290,172,853	$265,378,825
Accumulated net investment
income, end of period	$352,595	$264,391
CHANGES IN SHARES OUTSTANDING:
Shares sold:
Class F	1,018	N/A
Institutional Class	3,538,135	1,110,354
Shares issued to holders as reinvestment of dividends:
Class F	4	N/A
Institutional Class	554,762	1,199,019
Shares redeemed:
Class F	—	N/A
Institutional Class	(1,805,057)	(4,130,373)
Net increase/(decrease) in shares outstanding	2,288,862	(1,821,000)

(1)	Commencement of operations of the Class F shares was March 1, 2017.

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31,	Year Ended
	2017	September 30,
	(Unaudited)	2016
OPERATIONS:
Net investment income	$4,818,999	$4,888,119
Net realized gain/(loss) on investments	239,756	(2,236,158)
Change in unrealized appreciation
on securities	119,369	4,255,786
Net increase in net assets
resulting from operations	5,178,124	6,907,747
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class A	(129,226)	(190,547)
Class C	(111,439)	(180,123)
Class F	(1,239,131)	(1,543,872)
Institutional Class	(3,363,413)	(2,955,068)
Total distributions	(4,843,209)	(4,869,610)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Class A	2,369,177	5,611,070
Class C	1,805,638	5,351,045
Class F	59,473,775	60,992,303
Institutional Class	164,828,535	128,109,876
Proceeds from shares issued to
holders in reinvestment of dividends:
Class A	73,825	118,973
Class C	52,122	98,319
Class F	681,918	971,237
Institutional Class	2,751,248	2,665,908
Cost of shares redeemed:
Class A	(1,258,227)	(1,930,074)
Class C	(1,445,828)	(758,708)
Class F	(27,807,102)	(29,555,394)
Institutional Class	(22,268,475)	(47,686,820)

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS – Continued

	Six Months Ended
	March 31,	Year Ended
	2017	September 30,
	(Unaudited)	2016
CAPITAL SHARE TRANSACTIONS – Continued:
Redemption fees retained:
Class A	$529	$494
Class C	—	1
Class F	4	104
Institutional Class	718	150
Net increase in net assets derived from
capital share transactions	179,257,857	123,988,484
TOTAL INCREASE IN NET ASSETS	179,592,772	126,026,621
NET ASSETS:
Beginning of period	237,520,119	111,493,498
End of period	$417,112,891	$237,520,119
Accumulated net investment
income, end of period	$4,097	$28,307
CHANGES IN SHARES OUTSTANDING:
Shares sold:
Class A	237,458	568,723
Class C	181,487	542,833
Class F	5,973,921	6,200,032
Institutional Class	16,518,834	12,979,423
Shares issued to holders as
reinvestment of dividends:
Class A	7,398	12,043
Class C	5,240	9,979
Class F	68,512	98,465
Institutional Class	276,200	269,922
Shares redeemed:
Class A	(126,056)	(195,557)
Class C	(145,154)	(77,117)
Class F	(2,794,337)	(2,993,990)
Institutional Class	(2,235,115)	(4,831,829)
Net increase in shares outstanding	17,968,388	12,582,927

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period

Class F
	For the Period
	March 1, 2017
	through*
	March 31, 2017
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$9.82

Less Distributions:
Dividends from net investment income	(0.04)
Total distributions	(0.04)

Net asset value, end of period	$9.78

TOTAL RETURN	-0.05	%†

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$10
Ratio of expenses to average net assets:
Before advisory fee waiver	0.76	%‡
After advisory fee waiver	0.64	%‡
Ratio of net investment income to average net assets:
Before advisory fee waiver	4.28	%‡
After advisory fee waiver	4.16	%‡
Portfolio turnover rate	47	%†

*	Commencement of operations.
†	Not Annualized.
‡	Annualized.

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period

Institutional Class

	Six Months			October 15,
	Ended			2014*
	March 31,		Year Ended	through
	2017		September 30,	September 30,
	(Unaudited)		2016	2015
PER SHARE DATA:
Net asset value,
beginning of period	$9.69		$9.67	$10.00

Income from
investment operations:
Net investment income	0.20		0.42	0.41
Net realized and unrealized
gain/(loss) on securities	0.09		0.01	(0.34)
Total from
investment operations	0.29		0.43	0.07

Less Distributions:
Dividends from net
investment income	(0.20)		(0.41)	(0.40)
Total distributions	(0.20)		(0.41)	(0.40)

Net asset value, end of period	$9.78		$9.69	$9.67

TOTAL RETURN	3.02	%†	4.63%	0.66	%†

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of
period (thousands)	$290,163		$265,379	$282,591
Ratio of expenses
to average net assets:
Before advisory fee waiver	0.69	%‡	0.71%	0.72	%‡
After advisory fee waiver	0.54	%‡	0.54%	0.54	%‡
Ratio of net investment income
to average net assets:
Before advisory fee waiver	4.16	%‡	4.20%	4.26	%‡
After advisory fee waiver	4.01	%‡	4.37%	4.44	%‡
Portfolio turnover rate	47	%†	60%	70	%†

*	Commencement of operations.
†	Not Annualized.
‡	Annualized.

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period

Class A

	Six Months					October 31,
	Ended					2012*
	March 31,		Year Ended			through
	2017		September 30,			September 30,
	(Unaudited)		2016	2015	2014	2013
PER SHARE DATA:
Net asset value,
beginning of period	$9.98		$9.91	$10.10	$10.12	$10.00

Income from
investment operations:
Net investment income	0.14		0.29	0.27	0.30	0.25
Net realized and
unrealized gain/(loss)
on securities	0.00	#	0.06	(0.14)	(0.01)	0.13
Total from investment
operations	0.14		0.35	0.13	0.29	0.38

Less Distributions:
Dividends from net
investment income	(0.13)		(0.28)	(0.30)	(0.30)	(0.26)
from net realized gains	—		—	(0.02)	(0.01)	—
Total distributions	(0.13)		(0.28)	(0.32)	(0.31)	(0.26)

Net asset value,
end of period	$9.99		$9.98	$9.91	$10.10	$10.12

TOTAL RETURN	1.44	%†	3.61%	1.25%	2.92%	3.79	%†

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end
of period (thousands)	$9,932		$8,730	$4,853	$658	$72
Ratio of expenses
to average net assets:
Before advisory fee waiver	1.07	%‡	1.24%	1.36%	1.73%	2.34	%‡
After advisory fee waiver	0.96	%‡	0.98%	1.00%	1.00%	1.00	%‡
Ratio of net investment income
to average net assets:
Before advisory fee waiver	2.82	%‡	2.69%	2.63%	1.84%	1.56	%‡
After advisory fee waiver	2.71	%‡	2.95%	2.99%	2.56%	2.90	%‡
Portfolio turnover rate	36	%†	53%	57%	57%	78	%†

*	Commencement of operations.
†	Not Annualized.
‡	Annualized.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period

Class C

	Six Months				January 28,
	Ended				2014*
	March 31,		Year Ended		through
	2017		September 30,		September 30,
	(Unaudited)		2016	2015	2014
PER SHARE DATA:
Net asset value,
beginning of period	$9.94		$9.88	$10.08	$10.23

Income from
investment operations:
Net investment income	0.10		0.22	0.22	0.18
Net realized and unrealized
gain/(loss) on securities	0.01		0.05	(0.17)	(0.14)
Total from
investment operations	0.11		0.27	0.05	0.04

Less Distributions:
Dividends from net
investment income	(0.09)		(0.21)	(0.23)	(0.19)
from net realized gains	—		—	(0.02)	—
Total distributions	(0.09)		(0.21)	(0.25)	(0.19)

Net asset value, end of period	$9.96		$9.94	$9.88	$10.08

TOTAL RETURN	1.18	%†	2.77%	0.45%	0.38	%†

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end
of period (thousands)	$11,346		$10,913	$6,142	$2,086
Ratio of expenses
to average net assets:
Before advisory fee waiver	1.79	%‡	1.99%	2.13%	2.49	%‡
After advisory fee waiver	1.69	%‡	1.73%	1.75%	1.75	%‡
Ratio of net investment income
to average net assets:
Before advisory fee waiver	2.08	%‡	1.95%	1.86%	1.24	%‡
After advisory fee waiver	1.98	%‡	2.21%	2.24%	1.98	%‡
Portfolio turnover rate	36	%†	53%	57%	57	%†

*	Commencement of operations.
†	Not Annualized.
‡	Annualized.

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period

Class F

	Six Months					May 17,
	Ended					2013*
	March 31,		Year Ended			through
	2017		September 30,			September 30,
	(Unaudited)		2016	2015	2014	2013
PER SHARE DATA:
Net asset value,
beginning of period	$9.95		$9.88	$10.08	$10.11	$10.16

Income from
investment operations:
Net investment income	0.14		0.31	0.31	0.32	0.12
Net realized and unrealized
gain/(loss) on securities	0.02		0.06	(0.17)	—	(0.04)
Total from
investment operations	0.16		0.37	0.14	0.32	0.08

Less Distributions:
Dividends from net
investment income	(0.14)		(0.30)	(0.32)	(0.34)	(0.13)
from net realized gains	—		—	(0.02)	(0.01)	—
Total distributions	(0.14)		(0.30)	(0.34)	(0.35)	(0.13)

Net asset value,
end of period	$9.97		$9.95	$9.88	$10.08	$10.11

TOTAL RETURN	1.66	%†	3.88%	1.41%	3.22%	0.77	%†

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end
of period (thousands)	$101,528		$69,045	$35,917	$8,287	$10
Ratio of expenses
to average net assets:
Before advisory fee waiver	0.84	%‡	0.98%	1.12%	1.55%	2.06	%‡
After advisory fee waiver	0.74	%‡	0.73%	0.75%	0.75%	0.75	%‡
Ratio of net investment income
to average net assets:
Before advisory fee waiver	3.04	%‡	2.95%	2.87%	2.64%	1.83	%‡
After advisory fee waiver	2.94	%‡	3.20%	3.24%	3.44%	3.14	%‡
Portfolio turnover rate	36	%†	53%	57%	57%	78	%†
*	Commencement of operations.
†	Not Annualized.
‡	Annualized.

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period

Institutional Class

	Six Months					October 31,
	Ended					2012*
	March 31,		Year Ended			through
	2017		September 30,			September 30,
	(Unaudited)		2016	2015	2014	2013
PER SHARE DATA:
Net asset value,
beginning of period	$9.96		$9.89	$10.08	$10.12	$10.00

Income from
investment operations:
Net investment income	0.15		0.31	0.33	0.32	0.29
Net realized and unrealized
gain/(loss) on securities	0.01		0.07	(0.17)	—	0.12
Total from
investment operations	0.16		0.38	0.16	0.32	0.41

Less Distributions:
Dividends from net
investment income	(0.15)		(0.31)	(0.33)	(0.35)	(0.29)
from net realized gains	—		—	(0.02)	(0.01)	—
Total distributions	(0.15)		(0.31)	(0.35)	(0.36)	(0.29)

Net asset value,
end of period	$9.97		$9.96	$9.89	$10.08	$10.12

TOTAL RETURN	1.61	%†	3.97%	1.60%	3.21%	4.12	%†

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end
of period (thousands)	$294,306		$148,831	$64,581	$50,927	$28,547
Ratio of expenses
to average net assets:
Before advisory fee waiver	0.75	%‡	0.88%	1.04%	1.60%	2.00	%‡
After advisory fee waiver	0.65	%‡	0.65%	0.65%	0.65%	0.65	%‡
Ratio of net investment income
to average net assets:
Before advisory fee waiver	3.14	%‡	3.04%	2.95%	2.30%	1.83	%‡
After advisory fee waiver	3.04	%‡	3.27%	3.34%	3.25%	3.18	%‡
Portfolio turnover rate	36	%†	53%	57%	57%	78	%†

*	Commencement of operations.
†	Not Annualized.
‡	Annualized.

The accompanying notes are an integral part of these financial statements.

SHENKMAN FUNDS

NOTES TO FINANCIAL STATEMENTS
March 31, 2017 (Unaudited)

NOTE 1 –	ORGANIZATION

The Shenkman Short Duration High Income Fund (the “Short Duration High Income Fund”) and the Shenkman Floating Rate High Income Fund (the “Floating Rate High Income Fund”)(each a “Fund” and collectively, the “Funds”) are diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act), as amended, as an open-end management investment company.  The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”  The Short Duration High Income Fund commenced operations on October 31, 2012. The Floating Rate High Income Fund commenced operations on October 15, 2014. The primary investment objective of the Funds is to seek a high level of current income.

Currently, the Short Duration High Income Fund offers Class A, Class C, Class F, and Institutional Class shares.  Class F shares became available for purchase on May 17, 2013, while Class C shares became available for purchase on January 28, 2014.

The Floating Rate High Income Fund offers Class F and Institutional Class shares. Institutional Class shares became available for purchase on October 15, 2014. The initial purchase included a transfer in-kind of securities and cash. The transfer in-kind was nontaxable, whereby the Fund issued 12,794,119 shares on October 15, 2014. The fair value and cost of securities, for tax purposes, received by the Fund was $127,869,966 and $129,652,584 respectively. In addition, the Fund received $1,871,223 of cash and interest receivable. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value. Class F shares became available for purchase on March 1, 2017.

Each class of shares differs principally in its respective distribution expenses and sales charges.  Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

NOTE 2 –	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its

SHENKMAN FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2017 (Unaudited)

taxable income to its shareholders.  Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  The tax returns of the Funds’ for the prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Securities Transactions, Income, and Distributions – Securities transactions are accounted for on the trade date.  Securities sold are determined on a specific identification process.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Each Fund distributes substantially all of its net investment income, if any, and net realized capital gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Funds’ shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to that Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to the Funds are typically allocated among the Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among the funds in the Trust based on a Fund’s respective net assets, or by other equitable means.

SHENKMAN FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2017 (Unaudited)

Securities Purchased on a When-Issued Basis – The Funds may purchase securities on a when-issued basis, for payment and delivery at a later date, generally within one month. The price and yield are generally fixed on the date of commitment to purchase, and the value of the security is thereafter reflected in the Funds’ NAV. During the period between purchase and settlement, no payment is made by the Funds and no interest accrues to the Funds. At the time of settlement, the market value of the security may be more or less than the purchase price.

Redemption Fees – The Funds charge a 1% redemption fee to shareholders who redeem shares held for 30 days or less.  Such fees are retained by the Funds and accounted for as an addition to paid-in capital.  During the six-month period ended March 31, 2017 the Short Duration High Income Fund retained $1,251 in redemption fees.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

Derivatives – The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification (“FASB ASC”).  The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivatives instruments affect an entity’s result of operations and financial position.  During the six-month period ended March 31, 2017 the Funds did not hold any derivative instruments.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

New Accounting Pronouncement – In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

SHENKMAN FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2017 (Unaudited)

Events Subsequent to the Fiscal Period End – In preparing the financial statements as of March 31, 2017 management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements.

NOTE 3 –	SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Each fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00pm EST).

Bank Loan Obligations – Bank loan obligations are valued at market on the basis of valuations furnished by an independent pricing service which utilizes quotations obtained from dealers in bank loans.  These securities will generally be classified in Level 2 of the fair value hierarchy.

Debt Securities – Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both

SHENKMAN FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2017 (Unaudited)

dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  Debt securities having a maturity of 60 days or less are valued at the evaluated mean between the bid and asked price.  These securities will generally be classified in Level 2 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Securities – Short-term securities having a maturity of less than 60 days are valued at the evaluated mean between bid and asked price.  To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

Illiquid Securities – A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Funds.  Illiquid securities may be valued under methods approved by the Funds’ Board of Trustees as reflecting fair value.  The Funds intend to hold no more than 15% of its net assets in illiquid securities.

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Funds’ Board of Trustees as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on the Funds’ investments in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees.  As of March 31, 2017, Shenkman Capital Management, Inc. (the “Advisor”) has determined that certain securities held by the Fund are considered illiquid.  See the Schedule of Investments for additional information.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (“Board”).  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Funds could obtain the fair

SHENKMAN FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2017 (Unaudited)

value assigned to a security if they were to sell the security at approximately the time at which the Fund determines its net asset value per share.

The Board of Trustees (“Board) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ securities as of March 31, 2017:

Floating Rate High Income Fund

	Level 1	Level 2	Level 3	Total
Common Stock
Finance and
Insurance	$—	$—	$243,670	$243,670
Manufacturing	245,274	—	—	245,274
Utilities	—	—	27,562	27,562
Total
Common Stock	245,274	—	271,232	516,506
Fixed Income
Bank Loan
Obligations	—	254,205,489	1,397,067	255,602,556
Corporate Bonds	—	36,419,022	—	36,419,022
Total Fixed
Income	—	290,624,511	1,397,067	292,021,578
Short-Term
Investments	9,656,765	—	—	9,656,765
Total
Investments	$9,902,039	$290,624,511	$1,668,299	$302,194,849

SHENKMAN FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2017 (Unaudited)

Short Duration High Income Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Bank Loan
Obligations	$—	$34,005,789	$—	$34,005,789
Corporate Bonds	—	364,393,771	—	364,393,771
Total Fixed Income	—	398,399,560	—	398,399,560
Short-Term
Investments	16,751,460	—	—	16,751,460
Total Investments	$16,751,460	$398,399,560	$—	$415,151,020

Refer to the Funds’ Schedule of Investments for a detailed break-out of securities.  Transfers between levels are recognized at March 31, 2017 the end of the reporting period.

The following is a reconciliation of the Floating Rate High Income Fund’s Level 3 investments for which significant unobservable inputs were used in determining fair value.

Level 3 Reconciliation Disclosure

	Common	Bank
	Stocks	Loans	Total
Balance as of September 30, 2016	$131,483	$1,117,744	$1,249,227
Accrued discounts/premiums	—	2,609	2,609
Change in unrealized
appreciation (depreciation)	139,749	248,734	388,483
Purchases	—	27,980	27,980
Balance as of March 31, 2017	$271,232	$1,397,067	$1,668,299

The Level 3 investments as of March 31, 2017 represented 0.57% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

During the six-month period ended March 31, 2017 the Short Duration High Income Fund recognized no transfers between levels. There were no Level 3 securities held in the Short Duration High Income Fund during the six-month period ended March 31, 2017.

NOTE 4 –	INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds have an investment advisory agreement with Shenkman Capital Management, Inc. pursuant to which the Advisor is responsible for providing investment management services to each Fund.  The Advisor furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  As compensation for its services,

SHENKMAN FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2017 (Unaudited)

Shenkman Capital Management, Inc. is entitled to a fee, computed daily and payable monthly based upon the average daily net assets of the Funds at the annual rates of:

Floating Rate High Income Fund	0.50%
Short Duration High Income Fund	0.55%

For the six-month period ended March 31, 2017, the Floating Rate High Income Fund and the Short Duration High Income Fund incurred $692,254 and $863,493, respectively, in advisory fees. Advisory fees payable to the Advisor at March 31, 2017 for the Floating Rate High Income Fund and the Short Duration High Income Fund were $85,679 and $161,846, respectively.  The amounts shown on the Statements of Assets and Liabilities are net amounts due to the Advisor.

Each Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Funds to the extent necessary to limit the Funds’ aggregate annual operating expenses (excluding Acquired Fund Fees and Expenses, taxes, interest, dividends in securities sold short, and extraordinary expenses) to the following amounts of the average daily net assets for each class of shares:

Floating Rate High Income Fund:
Class F	0.64%
Institutional Class	0.54%
Short Duration High Income Fund:
Class A	1.00%
Class C	1.75%
Class F	0.75%
Institutional Class	0.65%

Any such reduction made by the Advisor in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses. For the six-month period ended March 31, 2017, the Advisor reduced its fees in the amount of $201,643 for the Floating Rate High Income Fund and in the amount of $164,917 for the Short Duration High Income Fund.  No amounts were reimbursed to the Advisor for either Fund.

SHENKMAN FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2017 (Unaudited)

Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

	2018	2019	2020	Total
Floating Rate High
Income Fund	$442,934	$448,779	$201,643	$1,093,356
Short Duration High
Income Fund	345,681	368,819	164,917	879,417

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as each of the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  U.S. Bancorp Fund Services, LLC also serves as the fund accountant, Chief Compliance Officer and transfer agent to the Funds.  U.S. Bank N.A. an affiliate of U.S. Bancorp Fund Services, serves as the Funds’ custodian.  For the six-month period ended March 31, 2017, the Funds incurred the following expenses for administration, fund accounting, transfer agency, custody and Chief Compliance Officer fees:

	Floating Rate	Short Duration
	High Income Fund	High Income Fund
Administration & accounting	$187,414	$190,512
Custody	5,052	8,012
Transfer agency(a)	9,152	36,200
Chief Compliance Officer	4,488	4,488

(a)	Does not include out-of-pocket expenses

At March 31, 2017, the Funds had payables due to U.S. Bancorp Fund Services, LLC for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

	Floating Rate	Short Duration
	High Income Fund	High Income Fund
Administration & accounting	$57,687	$66,240
Custody	—	1,129
Transfer agency(a)	3,687	10,569
Chief Compliance Officer	1,488	1,488

(a)	Does not include out-of-pocket expenses

Quasar Distributors, LLC (the “Distributor”) acts as each of the Fund’s principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

SHENKMAN FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2017 (Unaudited)

Certain officers of the Funds are employees of the Administrator.  The Trust’s Chief Compliance Officer is also an employee of USBFS.  A Trustee of the Trust is affiliated with USBFS and U.S. Bank N.A.  This same Trustee is an interested person of the Distributor.

NOTE 5 –	DISTRIBUTION AGREEMENT AND PLAN

The Short Duration High Income Fund adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class A shares and up to 1.00% of the average net assets of the Fund’s Class C shares.  The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the six-month period ended March 31, 2017, the Short Duration High Income Fund incurred distribution expenses on their Class A and Class C shares of $11,990 and $57,059, respectively.

NOTE 6 –	SHAREHOLDER SERVICING FEE

The Funds entered into a shareholder servicing agreement (the “Agreement”) with the Advisor, under which the Advisor will provide, or arrange for others to provide, certain specified shareholder services.  As compensation for the provision of shareholder services, the Funds may pay servicing fees at an annual rate of 0.10% of the average daily net assets of the Class A, Class C, and Class F shares. Payments to the Advisor under the Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services provided to shareholders of the Funds.  The services provided by such intermediaries are primarily designed to assist shareholders of each Fund and include the furnishing of office space and equipment, telephone facilities, personnel, and assistance to the Funds in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request. For the one-month period ended March 31, 2017, the Floating Rate High Income Fund’s Class F shares incurred $1 in shareholder servicing fees.  For the six-month period ended March 31, 2017, the Class A, Class C and Class F shares of the Short Duration High Income Fund incurred $2,919, $2,102 and $36,083 respectively, in shareholder servicing fees.

SHENKMAN FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2017 (Unaudited)

NOTE 7 –	PURCHASES AND SALES OF SECURITIES

For the six-month period ended March 31, 2017, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were as follows:

	Purchases	Sales
Floating Rate High Income Fund	$154,565,909	$128,813,361
Short Duration High Income Fund	289,243,860	107,322,271

There were no purchases or sales of U.S. government obligations during the six-month period ended March 31, 2017.

NOTE 8 –	LINE OF CREDIT

The Short Duration High Income Fund and the Floating Rate High Income Fund have a line of credit in the amount of $25,000,000 and $50,000,000, respectively.  They are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with its custodian bank, U.S. Bank, N.A.  Borrowings under this arrangement bear interest at the bank’s prime rate.  During the six-month period ended March 31, 2017, the Shenkman Funds did not draw upon their lines of credit.

NOTE 9 –	INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of September 30, 2016, the Funds’ most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Floating Rate	Short Duration
	High Income Fund	High Income Fund
Cost of investments(a)	$281,126,130	$230,321,287
Gross unrealized appreciation	3,849,744	2,525,668
Gross unrealized depreciation	(6,052,418)	(349,179)
Net unrealized appreciation	(2,202,674)	2,176,489
Undistributed ordinary income	264,391	28,140
Total distributable earnings	264,391	28,140
Other accumulated gains/(losses)	(6,035,081)	(2,803,928)
Total accumulated
earnings/(losses)	$(7,973,364)	$(599,299)

(a)
The difference between book-basis and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales adjustments and tax adjustments related to the transfer-in-kind.

SHENKMAN FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2017 (Unaudited)

At September 30, 2016, the Funds had tax basis capital losses to offset future gains as follows:

	Capital Loss	Carryover
	Long-Term	Short-Term	Total	Expiration Date
Floating Rate High
Income Fund	$454,998	$957,705	$1,412,703	No Expiration
Short Duration High
Income Fund	467,245	200,617	667,862	No Expiration

At September 30, 2016, the following funds deferred, on a tax basis, post-October losses of:

Capital Deferral
Floating Rate High Income Fund	$4,622,378
Short Duration High Income Fund	2,136,066

The tax character of distributions paid during the six-month period ended March 31, 2017 and the fiscal year ended September 30, 2016 were as follows:

Floating Rate High Income Fund
	Six-Month Period Ended	Year Ended
	March 31, 2017	September 30, 2016
Ordinary income	$5,668,424	$11,427,094
Total distributions Paid	$5,668,424	$11,427,094

Short Duration High Income Fund
	Six-Month Period Ended	Year Ended
	March 31, 2017	September 30, 2016
Ordinary income	$4,843,209	$4,869,610
Total distributions Paid	$4,843,209	$4,869,610

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended September 30, 2016.

NOTE 10 –	PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risk of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks. The following risks apply to all Funds.

Bank Loan Risk – A Fund’s investments in assignments of secured and unsecured bank loans may create substantial risk. In making investments in such loans, which are made by banks or other financial intermediaries to

SHENKMAN FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2017 (Unaudited)

borrowers, a Fund will depend primarily upon the creditworthiness of the borrower, whose financial condition may be troubled or highly leveraged, for payment of principal and interest. If a Fund does not receive scheduled interest or principal payments on such indebtedness, such Fund’s share price could be adversely affected. A Fund may invest in loans that are rated by a nationally recognized statistical rating organization or are unrated, and may invest in loans of any credit quality, including “distressed” companies with respect to which there is a substantial risk of losing the entire amount invested. In addition, certain bank loans in which a Fund may invest may be illiquid and, therefore, difficult to value and/or sell at a price that is beneficial to the Funds. A Fund, as a participant in a loan, has no direct claim on the loan and would be a creditor of the lender, and not the borrower, in the event of a borrower’s insolvency or default. Transactions in many loans settle on a delayed basis, and a Fund may not receive the proceeds from the sale of a loan for a substantial period after the sale (i.e., more than seven days after the sale). As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations until potentially a substantial period after the sale of the loans. In addition, loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities.

Credit Risk – A company may not be able to repay its debt. The Funds invest primarily in “high yield” securities and loans (i.e., rated below Baa3 or BBB- by one or more nationally recognized statistical rating organizations or are unrated but are of comparable credit quality to obligations rated below investment-grade). High yield securities and loans have greater credit risk than more highly rated debt obligations and have a greater possibility that an adverse change in the financial condition of the issuer or the economy may impair the ability of the issuer to make payments of principal and interest. Bankruptcy and similar laws applicable to issuers of the high yield securities and loans may also limit the amount of a Fund’s recovery if the issuer becomes insolvent. High yield securities and loans have historically experienced greater default rates than has been the case for investment-grade securities.

High Yield Risk – Bonds and loans rated below BBB by S&P or Baa by Moody’s (commonly referred to as “junk bonds or loans”) typically carry higher coupon rates than investment grade bonds, but also are described as speculative by both S&P and Moody’s and may be subject to greater market price fluctuations, less liquidity and greater risk of income or principal including greater possibility of default and bankruptcy of the issuer of such securities than more highly rated bonds and loans. Lower-rated bonds and loans also are more likely to be sensitive to adverse economic or company developments and more subject to price fluctuations in response to changes

SHENKMAN FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2017 (Unaudited)

in interest rates. The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit a Fund’s ability to sell such securities at fair value in response to changes in the economy or financial markets. During periods of economic downturn or rising interest rates, highly leveraged issuers of lower-rated securities may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default.

Interest Rate Risk – Bond prices generally rise when interest rates decline and decline when interest rates rise. The longer the duration of a bond, the more a change in interest rates affects the bond’s price. Short-term and long-term interest rates may not move the same amount and may not move in the same direction. It is likely there will be less governmental action in the near future to maintain low interest rates, or that governmental actions will be less effective in maintaining low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant, including falling market values and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Other types of securities also may be adversely affected from an increase in interest rates.

Investment Risk – The Funds invest primarily in debt obligations issued by non-investment grade companies that may have significant risks as a result of business, financial, market or legal uncertainties. There can be no assurance that the Advisor will correctly evaluate the nature and magnitude of the various factors that could affect the value of, and return on, a Fund’s investments. Prices of the investments held by the Funds may be volatile, and a variety of other factors that are inherently difficult to predict, such as domestic or international economic and political developments, may significantly affect the results of a Fund’s activities and the value of its investments.

Liquidity Risk – Low or lack of trading volume may make it difficult to sell securities held by the Funds at quoted market prices. The Funds’ investments may at any time consist of significant amounts of securities that are thinly traded or for which no market exists. For example, the investments held by a Fund may not be liquid in all circumstances so that, in volatile markets, the Advisor may not be able to close out a position without incurring a loss. The foregoing risks may be accentuated when the Funds are required to liquidate positions to meet withdrawal requests. Additionally, floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Funds need to liquidate such loans. High yield bonds and loans generally trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which could have a negative impact on a Fund’s performance.

SHENKMAN FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2017 (Unaudited)

Market Risk – The prices of some or all of the securities in which the Funds invest may decline for a number of reasons, including in response to economic developments and perceptions about the creditworthiness of individual issuers. There can be no assurance that what is perceived as an investment opportunity will not, in fact, result in substantial losses. There is more risk that prices will go down for investors investing over short time horizons.

Rule 144A Securities Risk – Rule 144A securities are purchased in transactions exempt from the registration requirements of the Securities Act of 1933, as amended, (the “Securities Act”) pursuant to Rule 144A of the Securities Act. Rule 144A securities may only be sold to qualified institutional buyers, such as the Funds. The market for Rule 144A securities typically is less active than the market for public securities. Rule 144A securities carry the risk that the trading market may not continue and the Funds might be unable to dispose of these securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements.

NOTE 11 –	REPORT OF THE TRUST’S SPECIAL SHAREHOLDER MEETING

A Special Meeting of Shareholders (the “Meeting”) took place on March 3, 2017, to elect one new Trustee to the Board and to ratify the prior appointment of two current Trustees of the Board.

All Trust shareholders of record, in the aggregate across all Funds of the Trust, were entitled to attend or submit proxies.  As of the applicable record date, the Trust had 315,776,916 shares outstanding.  The results of the voting for each proposal were as follows:

Proposal No. 1.	Election of One New Trustee

Nominee	For Votes	Votes Withheld
David G. Mertens	206,896,354	1,556,814

Proposal No. 2.	Ratification of the Prior Appointment of Two Current Trustees of the Board

Current Trustee	For Votes	Votes Withheld
Gail S. Duree	205,321,820	3,131,348
Raymond B. Woolson	206,321,270	2,131,897

Effective March 3, 2017, the Board of Trustees of Advisors Series Trust consists of the following individuals:

Gail S. Duree, Independent Trustee	Joe D. Redwine, Interested Trustee
David G. Mertens,	George T. Wofford,
Independent Trustee	Independent Trustee
George J. Rebhan,	Raymond B. Woolson,
Independent Trustee	Independent Trustee

SHENKMAN FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2017 (Unaudited)

Effective March 13, 2017, following Mr. Wofford’s resignation, the Board of Trustees of Advisors Series Trust consists of the following individuals:

Gail S. Duree, Independent Trustee	Joe D. Redwine, Interested Trustee
David G. Mertens,	Raymond B. Woolson,
Independent Trustee	Independent Trustee
George J. Rebhan,
Independent Trustee

SHENKMAN FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
March 31, 2017 (Unaudited)

Shenkman Short Duration High Income Fund
Shenkman Floating Rate High Income Fund

At a meeting held on December 7-8, 2016, the Board (which is comprised of five persons, four of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Shenkman Capital Management, Inc. (the “Advisor”) for another annual term for the Shenkman Short Duration High Income Fund (the “Short Duration Fund”) and the Shenkman Floating Rate High Income Fund (the “Floating Rate Fund”) (each, a “Fund,” and together, the “Funds”).  At this meeting, and at a prior meeting held on October 11-12, 2016, the Board received and reviewed substantial information regarding the Funds, the Advisor, and the services provided by the Advisor to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISOR UNDER THE ADVISORY AGREEMENT.  The Board considered the nature, extent and quality of the Advisor’s overall services provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer, the Advisor’s compliance record, and the Advisor’s disaster recovery/business continuity plan.  The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss the Funds’ performance and investment outlook as well as various marketing and compliance topics, including the Advisor’s risk management process.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services are satisfactory.

SHENKMAN FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Continued
March 31, 2017 (Unaudited)

2.
THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISOR.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the performance of the Funds as of June 30, 2016 on both an absolute basis and in comparison to its peer funds utilizing Lipper and Morningstar classifications and appropriate securities benchmarks.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance.  The Board noted that the Floating Rate Fund was newer, with less than three years of performance.  When reviewing each Fund’s performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of the Funds may differ significantly from funds in the peer universe.  In considering each Fund’s performance, the Trustees placed greater emphasis on performance against peers as opposed to the unmanaged benchmark indices.

Short Duration Fund: The Board noted that the Short Duration Fund’s performance, with regard to its Lipper comparative universe, was above its peer group median for the one-year period, and below its peer group median for the three-year and since inception periods.

The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was above its peer group median for the one-year period, and below its peer group median for the three-year and since inception periods.

The Board also considered any differences in performance between the Adviser’s similarly managed accounts and the performance of the Fund.  The Board also reviewed the performance of the Fund against broad-based securities market benchmarks.

Floating Rate Fund: The Board noted that the Floating Rate Fund’s performance, with regard to its Lipper comparative universe, was below its peer group median for the one-year and since inception periods.

The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was below its peer group median for the one-year and since inception periods.

The Board also considered any differences in performance between similarly managed accounts and the performance of the Fund.  The Board also reviewed the performance of the Fund against broad-based securities market benchmarks.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISOR AND THE STRUCTURE OF THE ADVISOR’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the appropriateness of the advisory fees, the Board considered the level of each fee itself as well as

SHENKMAN FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Continued
March 31, 2017 (Unaudited)

the total fees and expenses of the Funds.  The Board reviewed information as to the fees and expenses of advisers and funds within the relevant peer funds, as well as fees charged by the Advisor for similarly managed separate accounts for other types of clients, as well as all expense waivers and reimbursements.  When reviewing fees charged to other separately managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.  The Board found that the fees charged to the Funds were generally within the range of the fees charged by the Advisor to its similarly managed account clients.

Short Duration Fund: The Board noted that the Advisor had contractually agreed to maintain annual expense ratios for the Fund of 1.00% for Class A shares, 1.75% for Class C shares, 0.75% for Class F shares, and 0.65% for Institutional Class shares (the “Expense Caps”).  The Board noted that the Fund’s total expense ratios, with regard to the Institutional Class shares and Class F shares were below the peer group median and average, with regard to the Class A shares were equal to the peer group median and below the peer group average, and with regard to the Class C shares were above the peer group median and average.  Additionally, the Board noted that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the Fund’s total expense ratios, with regard to the Institutional Class shares and Class F shares were below the peer group median and average, and with regard to the Class A shares and Class C shares were above the peer group median and average.  The Board also noted that the Fund’s contractual advisory fee was below its peer group median and average, and slightly below the peer group median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Caps, the advisory fees received by the Advisor from the Fund were significantly below the peer group median and average.  The Board also took into consideration the services the Advisor provided to its similarly managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were generally within the range of the fees charged to the Advisor’s similarly managed account clients.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

Floating Rate Fund: The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio for the Fund of 0.54% for Institutional Class shares (the “Expense Cap”). The Board

SHENKMAN FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Continued
March 31, 2017 (Unaudited)

noted that the Fund’s total expense ratio was below the peer group median and average.  The Board also noted that the Fund’s contractual advisory fee was below its peer group median and average.  The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Cap, the advisory fees received by the Advisor from the Fund were significantly below the peer group median and average. The Board also took into consideration the services the Advisor provided to its similarly managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were generally within the range of the fees charged to the Advisor’s similarly managed account clients. As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

4.
ECONOMIES OF SCALE.  The Board also considered whether economies of scale were being realized by the Advisor that should be shared with shareholders.  The Board further noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Funds do not exceed the specified Expense Caps.  The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Advisor that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.

5.
THE PROFITS TO BE REALIZED BY THE ADVISOR AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS.  The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Funds.  The Board considered the profitability to the Advisor from its relationship with the Funds and considered any additional benefits derived by the Advisor from its relationship with the Fund, such as Rule 12b-1 fees and shareholder servicing plan fees received from the Class A and Class C shares of the Short Duration Fund.  The Board also considered that the Funds do not generate “soft dollar” benefits that may be used by the Advisor in exchange for Fund brokerage.  The Board also reviewed information indicating that Fund shareholders may also have separate accounts with the Advisor but that the Advisor would refund advisory fees charged at the Fund-level to the similarly managed accounts, and therefore the Advisor was not receiving additional fall-out benefits from these relationships.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate profit levels to support the services it provides to the Funds.

SHENKMAN FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Continued
March 31, 2017 (Unaudited)

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Short Duration Fund and the Floating Rate Fund, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangement with the Advisor, including the advisory fees, was fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement for the Short Duration Fund and the Floating Rate Fund would be in the best interest of each Fund and its shareholders.

SHENKMAN FUNDS

NOTICE TO SHAREHOLDERS
March 31, 2017– (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-SHENKMAN (1-855-743-6562) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-SHENKMAN (1-855-743-6562). Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Information included in the Funds’ Form N-Q is also available, upon request, by calling 1-855-SHENKMAN (1-855-743-6562).

Trustees and Officers

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and Officers and is available, without charge, upon request by calling 1-855-SHENKMAN (1-855-743-6562) or by visiting the Fund’s website at www.shenkmanfunds.com.

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other regulatory documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-SHENKMAN (1-855-743-6562) to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

SHENKMAN FUNDS

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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Adviser
Shenkman Capital Management, Inc.
461 Fifth Avenue, 22nd Floor
New York, NY  10017

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(877) 273-8635

Custodian
U.S. Bank N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, NY  10103

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

SJ-SEMI

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*  /s/ Douglas G. Hess
  Douglas G. Hess, President

Date  6/5/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
  Douglas G. Hess, President

Date  6/5/17

By (Signature and Title)* /s/ Cheryl L. King
  Cheryl L. King, Treasurer

Date  6/5/17

* Print the name and title of each signing officer under his or her signature.